Investment Strategy - Prospectus Summary	Oct. 31, 2025
NYLI Conservative Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds managed by New York Life Investment Management or its affiliates (the "Underlying Funds"). The Underlying Funds are described and offered for direct investment in separate prospectuses. The Fund is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying Funds.

The Fund seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50% to 70%) of its assets in Underlying Fixed-Income Funds and approximately 40% (within a range of 30% to 50%) of its assets in Underlying Equity Funds. The Fund may invest approximately 10% (within a range of 0% to 20%) of its assets in Underlying International Equity Funds. New York Life Investment Management may change the asset class allocations, the Underlying Funds in which the Fund invests, or the target weighting without approval from shareholders. With respect to investments in Underlying Funds that invest significantly in both U.S. and non-U.S. equity securities, New York Life Investment Management will generally allocate such investments equally between Underlying U.S. Equity Funds and International Equity Funds.

New York Life Investment Management will determine each Underlying Fund’s asset class, and for Underlying Funds that may potentially fall into multiple asset classes, New York Life Investment Management will classify them based on certain factors, including, but not limited to, the Underlying Fund's investment strategy and portfolio characteristics. The Underlying Funds may engage in strategies involving non-traditional asset classes (e.g., master limited partnerships), non-traditional investment strategies (e.g., non-correlated returns or short sales) or illiquid assets.

New York Life Investment Management uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Fund's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above):

	U.S. Equity	International Equity	Total Equity	Fixed-Income
NYLI Conservative Allocation Fund	30%	10%	40%	60%

The second step in the Fund's portfolio construction process involves the actual selection of Underlying Funds to represent the asset classes indicated above and determination of target weightings among the Underlying Funds. The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). For cash management purposes, the Fund may hold a portion of its assets in U.S. government securities, cash or cash equivalents. The Fund also may invest in Underlying Funds that are money market funds.

New York Life Investment Management monitors the Fund's portfolio daily to ensure that the Fund's actual asset class allocations among the Underlying Funds continue to conform to the Fund's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies (including emerging markets), securities markets, and various segments within those markets. In response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocations, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash, or cash equivalents. In connection with the asset allocation process, the Fund may from time to time invest more than 25% of its assets in one Underlying Fund.

The Fund may invest in derivatives, such as total return swaps, to seek to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Strategy Portfolio Concentration [Text]	The Fund is a "fund of funds" that seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds managed by New York Life Investment Management or its affiliates (the "Underlying Funds"). The Underlying Funds are described and offered for direct investment in separate prospectuses. The Fund is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying Funds.The Fund seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50% to 70%) of its assets in Underlying Fixed-Income Funds and approximately 40% (within a range of 30% to 50%) of its assets in Underlying Equity Funds. The Fund may invest approximately 10% (within a range of 0% to 20%) of its assets in Underlying International Equity Funds. New York Life Investment Management may change the asset class allocations, the Underlying Funds in which the Fund invests, or the target weighting without approval from shareholders. With respect to investments in Underlying Funds that invest significantly in both U.S. and non-U.S. equity securities, New York Life Investment Management will generally allocate such investments equally between Underlying U.S. Equity Funds and International Equity Funds.New York Life Investment Management will determine each Underlying Fund’s asset class, and for Underlying Funds that may potentially fall into multiple asset classes, New York Life Investment Management will classify them based on certain factors, including, but not limited to, the Underlying Fund's investment strategy and portfolio characteristics. The Underlying Funds may engage in strategies involving non-traditional asset classes (e.g., master limited partnerships), non-traditional investment strategies (e.g., non-correlated returns or short sales) or illiquid assets.
NYLI Moderate Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds managed by New York Life Investment Management or its affiliates (the "Underlying Funds"). The Underlying Funds are described and offered for direct investment in separate prospectuses. The Fund is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying Funds.

The Fund seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50% to 70%) of its assets in Underlying Equity Funds and approximately 40% (within a range of 30% to 50%) of its assets in Underlying Fixed-Income Funds. The Fund may invest approximately 15% (within a range of 5% to 25%) of its assets in Underlying International Equity Funds. New York Life Investment Management may change the asset class allocations, the Underlying Funds in which the Fund invests, or the target weighting without approval from shareholders. With respect to investments in Underlying Funds that invest significantly in both U.S. and non-U.S. equity securities, New York Life Investment Management will generally allocate such investments equally between Underlying U.S. Equity Funds and International Equity Funds.

New York Life Investment Management will determine each Underlying Fund’s asset class, and for Underlying Funds that may potentially fall into multiple asset classes, New York Life Investment Management will classify them based on certain factors, including, but not limited to, the Underlying Fund's investment strategy and portfolio characteristics. The Underlying Funds may engage in strategies involving non-traditional asset classes (e.g., master limited partnerships), non-traditional investment strategies (e.g., non-correlated returns or short sales) or illiquid assets.

New York Life Investment Management uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Fund's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above):

	U.S. Equity	International Equity	Total Equity	Fixed-Income
NYLI Moderate Allocation Fund	45%	15%	60%	40%

The second step in the Fund's portfolio construction process involves the actual selection of Underlying Funds to represent the asset classes indicated above and determination of target weightings among the Underlying Funds. The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). For cash management purposes, the Fund may hold a portion of its assets in U.S. government securities, cash or cash equivalents. The Fund also may invest in Underlying Funds that are money market funds.

New York Life Investment Management monitors the Fund's portfolio daily to ensure that the Fund's actual asset class allocations among the Underlying Funds continue to conform to the Fund's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies (including emerging markets), securities markets, and various segments within those markets. In response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocations, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash, or cash equivalents. In connection with the asset allocation process, the Fund may from time to time invest more than 25% of its assets in one Underlying Fund.

The Fund may invest in derivatives, such as total return swaps, to seek to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Strategy Portfolio Concentration [Text]	The Fund is a "fund of funds" that seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds managed by New York Life Investment Management or its affiliates (the "Underlying Funds"). The Underlying Funds are described and offered for direct investment in separate prospectuses. The Fund is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying Funds.The Fund seeks to achieve its investment objective by normally investing approximately 60% (within a range of 50% to 70%) of its assets in Underlying Equity Funds and approximately 40% (within a range of 30% to 50%) of its assets in Underlying Fixed-Income Funds. The Fund may invest approximately 15% (within a range of 5% to 25%) of its assets in Underlying International Equity Funds. New York Life Investment Management may change the asset class allocations, the Underlying Funds in which the Fund invests, or the target weighting without approval from shareholders. With respect to investments in Underlying Funds that invest significantly in both U.S. and non-U.S. equity securities, New York Life Investment Management will generally allocate such investments equally between Underlying U.S. Equity Funds and International Equity Funds.New York Life Investment Management will determine each Underlying Fund’s asset class, and for Underlying Funds that may potentially fall into multiple asset classes, New York Life Investment Management will classify them based on certain factors, including, but not limited to, the Underlying Fund's investment strategy and portfolio characteristics. The Underlying Funds may engage in strategies involving non-traditional asset classes (e.g., master limited partnerships), non-traditional investment strategies (e.g., non-correlated returns or short sales) or illiquid assets.
NYLI Growth Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds managed by New York Life Investment Management or its affiliates (the "Underlying Funds"). The Underlying Funds are described and offered for direct investment in separate prospectuses. The Fund is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying Funds.

The Fund seeks to achieve its investment objective by normally investing approximately 80% (within a range of 70% to 90%) of its assets in Underlying Equity Funds and approximately 20% (within a range of 10% to 30%) of its assets in Underlying Fixed-Income Funds. The Fund may invest approximately 20% (within a range of 10% to 30%) of its assets in Underlying International Equity Funds. New York Life Investment Management may change the asset class allocations, the Underlying Funds in which the Fund invests, or the target weighting without approval from shareholders. With respect to investments in Underlying Funds that invest significantly in both U.S. and non-U.S. equity securities, New York Life Investment Management will generally allocate such investments equally between Underlying U.S. Equity Funds and International Equity Funds.

New York Life Investment Management will determine each Underlying Fund’s asset class, and for Underlying Funds that may potentially fall into multiple asset classes, New York Life Investment Management will classify them based on certain factors, including, but not limited to, the Underlying Fund's investment strategy and portfolio characteristics. The Underlying Funds may engage in strategies involving non-traditional asset classes (e.g., master limited partnerships), non-traditional investment strategies (e.g., non-correlated returns or short sales) or illiquid assets.

New York Life Investment Management uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Fund's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above):

	U.S. Equity	International Equity	Total Equity	Fixed-Income
NYLI Growth Allocation Fund	60%	20%	80%	20%

The second step in the Fund's portfolio construction process involves the actual selection of Underlying Funds to represent the asset classes indicated above and determination of target weightings among the Underlying Funds. The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). For cash management purposes, the Fund may hold a portion of its assets in U.S. government securities, cash or cash equivalents. The Fund also may invest in Underlying Funds that are money market funds.

New York Life Investment Management monitors the Fund's portfolio daily to ensure that the Fund's actual asset class allocations among the Underlying Funds continue to conform to the Fund's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies (including emerging markets), securities markets, and various segments within those markets. In response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocations, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash, or cash equivalents. In connection with the asset allocation process, the Fund may from time to time invest more than 25% of its assets in one Underlying Fund.

The Fund may invest in derivatives, such as total return swaps, to seek to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Strategy Portfolio Concentration [Text]	The Fund is a "fund of funds" that seeks to achieve its investment objective by investing primarily in mutual funds and exchange-traded funds managed by New York Life Investment Management or its affiliates (the "Underlying Funds"). The Underlying Funds are described and offered for direct investment in separate prospectuses. The Fund is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying Funds.The Fund seeks to achieve its investment objective by normally investing approximately 80% (within a range of 70% to 90%) of its assets in Underlying Equity Funds and approximately 20% (within a range of 10% to 30%) of its assets in Underlying Fixed-Income Funds. The Fund may invest approximately 20% (within a range of 10% to 30%) of its assets in Underlying International Equity Funds. New York Life Investment Management may change the asset class allocations, the Underlying Funds in which the Fund invests, or the target weighting without approval from shareholders. With respect to investments in Underlying Funds that invest significantly in both U.S. and non-U.S. equity securities, New York Life Investment Management will generally allocate such investments equally between Underlying U.S. Equity Funds and International Equity Funds.New York Life Investment Management will determine each Underlying Fund’s asset class, and for Underlying Funds that may potentially fall into multiple asset classes, New York Life Investment Management will classify them based on certain factors, including, but not limited to, the Underlying Fund's investment strategy and portfolio characteristics. The Underlying Funds may engage in strategies involving non-traditional asset classes (e.g., master limited partnerships), non-traditional investment strategies (e.g., non-correlated returns or short sales) or illiquid assets.
NYLI Equity Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in mutual funds and exchange-traded funds managed by New York Life Investment Management or its affiliates (the "Underlying Funds"). The Underlying Funds are described and offered for direct investment in separate prospectuses. The Fund is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying Funds.

The Fund seeks to achieve its investment objective by normally investing substantially all of its assets in Underlying Equity Funds (normally within a range of 90% to 100%). The Fund may invest approximately 25% (within a range of 15% to 35%) of its assets in Underlying International Equity Funds. The Fund may invest up to 10% of its assets in Underlying Fixed-Income Funds. New York Life Investment Management may change the asset class allocations, the Underlying Funds in which the Fund invests, or the target weighting without approval from shareholders. With respect to investments in Underlying Funds that invest significantly in both U.S. and non-U.S. equity securities, New York Life Investment Management will generally allocate such investments equally between Underlying U.S. Equity Funds and International Equity Funds.

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in Underlying Equity Funds. New York Life Investment Management will determine each Underlying Fund’s asset class, and for Underlying Funds that may potentially fall into multiple asset classes, New York Life Investment Management will classify them based on certain factors, including, but not limited to, the Underlying Fund's investment strategy and portfolio characteristics. The Underlying Funds may engage in strategies involving non-traditional asset classes (e.g., master limited partnerships), non-traditional investment strategies (e.g., non-correlated returns or short sales) or illiquid assets.

New York Life Investment Management uses a two-step asset allocation process to create the Fund's portfolio. The first step includes a strategic review of the target allocations to the equity and fixed-income asset classes and a determination of any tactical allocation adjustments to establish the portion of the Fund's investable portfolio (meaning the Fund's assets available for investment, other than working cash balances) to be invested in each asset class.

The following table illustrates the Fund's target allocations among asset classes (the target allocations and/or actual holdings will vary from time to time as a result of the tactical allocation process, although these variations will remain within the ranges described above):

	U.S. Equity	International Equity	Total Equity	Fixed-Income
NYLI Equity Allocation Fund	75%	25%	100%	0%

The second step in the Fund's portfolio construction process involves the actual selection of Underlying Funds to represent the asset classes indicated above and determination of target weightings among the Underlying Funds. The Fund may invest in any or all of the Underlying Funds within an asset class, but will not normally invest in every Underlying Fund at one time. Selection of individual Underlying Funds is based on several factors, including, but not limited to, past performance and total portfolio characteristics (e.g., size, style, credit quality and duration). For cash management purposes, the Fund may hold a portion of its assets in U.S. government securities, cash or cash equivalents. The Fund also may invest in Underlying Funds that are money market funds.

New York Life Investment Management monitors the Fund's portfolio daily to ensure that the Fund's actual asset class allocations among the Underlying Funds continue to conform to the Fund's target allocations over time and may periodically adjust target asset class allocations based on various quantitative and qualitative data relating to the U.S. and international economies (including emerging markets), securities markets, and various segments within those markets. In response to adverse market or other conditions, the Fund may, regardless of its normal asset class allocations, temporarily hold all or a portion of its assets in U.S. government securities, money market funds, cash, or cash equivalents. In connection with the asset allocation process, the Fund may from time to time invest more than 25% of its assets in one Underlying Fund.

The Fund may invest in derivatives, such as total return swaps, to seek to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Strategy Portfolio Concentration [Text]	The Fund is a "fund of funds" that seeks to achieve its investment objective by investing in mutual funds and exchange-traded funds managed by New York Life Investment Management or its affiliates (the "Underlying Funds"). The Underlying Funds are described and offered for direct investment in separate prospectuses. The Fund is designed for investors with a particular risk profile as represented by the asset class allocations described below, and invests in a distinct mix of Underlying Funds.The Fund seeks to achieve its investment objective by normally investing substantially all of its assets in Underlying Equity Funds (normally within a range of 90% to 100%). The Fund may invest approximately 25% (within a range of 15% to 35%) of its assets in Underlying International Equity Funds. The Fund may invest up to 10% of its assets in Underlying Fixed-Income Funds. New York Life Investment Management may change the asset class allocations, the Underlying Funds in which the Fund invests, or the target weighting without approval from shareholders. With respect to investments in Underlying Funds that invest significantly in both U.S. and non-U.S. equity securities, New York Life Investment Management will generally allocate such investments equally between Underlying U.S. Equity Funds and International Equity Funds.The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in Underlying Equity Funds. New York Life Investment Management will determine each Underlying Fund’s asset class, and for Underlying Funds that may potentially fall into multiple asset classes, New York Life Investment Management will classify them based on certain factors, including, but not limited to, the Underlying Fund's investment strategy and portfolio characteristics. The Underlying Funds may engage in strategies involving non-traditional asset classes (e.g., master limited partnerships), non-traditional investment strategies (e.g., non-correlated returns or short sales) or illiquid assets.
NYLI Epoch U.S. Equity Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund generally invests in a diversified portfolio consisting of equity securities of U.S. companies that have a history of attractive dividend yields and positive growth in operating cash flow. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of dividend-paying U.S. companies across all market capitalizations. The Fund may invest up to 15% of its net assets in foreign securities. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg. Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer.

Investment Process: Epoch Investment Partners, Inc., the Fund's Subadvisor, invests primarily in companies that generate increasing levels of free cash flow and have management teams that the Subadvisor believes allocate free cash flow effectively to create shareholder value.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor seeks to find and invest in companies that meet its definition of quality-companies that are free cash flow positive or becoming free cash flow positive, and that are led by strong management. The Subadvisor evaluates whether a company has a focus on shareholder yield by analyzing the company's existing cash dividend, the company's share repurchase activities, and the company's debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors. Material environmental, social and governance ("ESG") factors are identified and monitored by the Subadvisor. Material ESG factors vary by company and industry, but the Subadvisor pays particular attention to factors relating to climate change and corporate governance. This information is taken into account by the Subadvisor in making investment decisions. Material ESG factors are identified and monitored by the Subadvisor through review of ESG information published by the company (where relevant) or selected specialist third-party research and data providers. While the Subadvisor considers ESG factors in the investment decision-making process of the Fund, this does not mean that ESG considerations are the sole or foremost considerations for investment decisions.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or if the investment thesis is failing to materialize. The Subadvisor may also sell or reduce a position in a security if it sees an interruption to the dividend policy, a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis.

Strategy Portfolio Concentration [Text]	The Fund generally invests in a diversified portfolio consisting of equity securities of U.S. companies that have a history of attractive dividend yields and positive growth in operating cash flow. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of dividend-paying U.S. companies across all market capitalizations. The Fund may invest up to 15% of its net assets in foreign securities. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg. Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer.
NYLI Fiera SMID Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Fiera Capital Inc. (the “Subadvisor”) seeks to achieve the Fund’s investment objective by investing in a diversified portfolio of common stocks of companies believed to be small- and mid-cap growth-oriented companies that are selected for their long-term capital appreciation potential and which the Subadvisor expects to grow faster than the U.S. economy.

The Fund considers an issuer to be a small- or mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of Russell 2500TM Growth Index (which as of December 31, 2025 ranged from $12.5 million to $37 billion) or the Russell Midcap® Growth Index (which as of December 31, 2025 ranged from $1 billion to $101.6 billion). These ranges are subject to change over time due to changes in market and/or economic conditions. The Fund may also invest in exchange-traded funds (“ETFs”).

The Fund may also invest in companies that are in the earlier stages of their growth cycle that the Subadvisor recognizes as “emerging growth” companies. The Subadvisor believes that emerging growth companies can typically exhibit more aggressive growth characteristics and may be experiencing a significant positive transformation or a favorable catalyst impacting their long-term earnings potential. Characteristics the Subadvisor considers in identifying emerging growth companies for the Fund include accelerating revenue growth, strong relative strength, company specific market advantage, or an introduction of a new product line with a large addressable marketplace.

Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in common stocks of small- and mid-cap companies. The Fund may invest up to 15% of its assets in common stocks of foreign small- and mid-cap companies through the purchase of sponsored American Depositary Receipts (“ADRs”), sponsored Global Depositary Receipts and/or foreign companies listed on U.S. stock exchanges.

An issuer is considered to be U.S. or foreign based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg.

The Fund may from time to time emphasize one or more sectors as defined by GICs classification in selecting its investments, including the information technology, health care and consumer staples sectors.

Investment Process:

In selecting investments for the Fund, the Subadvisor uses an approach that combines “top-down” secular/macro-economic trend analysis with “bottom-up” security selection. The “top-down” approach takes into consideration factors such as interest rates, inflation, fiscal and monetary policy, global demographic trends, the regulatory environment and other attractive global investment opportunities. In addition, the Subadvisor may make investments in companies that seek to benefit from secular growth trends.

Through this “top-down” view, the Subadvisor seeks to provide a framework for “bottom-up” research by identifying sectors, industries and companies that may benefit from the sustainability of the observed trends.

The Subadvisor then looks to fundamental “bottom-up” research for individual companies that it believes are exhibiting earnings growth potential at different stages of a company’s growth cycle and may benefit from the observed secular/macro trends. The core investments of the Fund typically include more established companies that the Subadvisor recognizes as “stable growth” companies, but the Fund may also invest in “emerging growth” companies. The Subadvisor believes that stable growth companies can typically provide more stability and consistency in volatile markets and are identified as exhibiting potential earnings acceleration, consistency of earnings, solid fundamentals (e.g., a strong balance sheet and the ability to generate free cash flow), franchise durability and reasonable valuations in the context of projected growth rates.

The Fund may sell securities and other investments when the Subadvisor believes that they have achieved full valuation, the Subadvisor identifies a more attractive investment, the Fund needs to maintain portfolio diversification, or an individual stock experiences declining fundamentals, negative earnings reports or similar adverse events or other relevant factors. In general, once the market capitalization of an investment exceeds the market capitalization ranges stated above, the Subadvisor expects to gradually liquidate the position.

Strategy Portfolio Concentration [Text]	Fiera Capital Inc. (the “Subadvisor”) seeks to achieve the Fund’s investment objective by investing in a diversified portfolio of common stocks of companies believed to be small- and mid-cap growth-oriented companies that are selected for their long-term capital appreciation potential and which the Subadvisor expects to grow faster than the U.S. economy. The Fund considers an issuer to be a small- or mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of Russell 2500TM Growth Index (which as of December 31, 2025 ranged from $12.5 million to $37 billion) or the Russell Midcap® Growth Index (which as of December 31, 2025 ranged from $1 billion to $101.6 billion). These ranges are subject to change over time due to changes in market and/or economic conditions. The Fund may also invest in exchange-traded funds (“ETFs”).
NYLI PineStone U.S. Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

PineStone Asset Management Inc., the Fund’s subadvisor (the “Subadvisor”), seeks to achieve the Fund’s investment objective by investing substantially in a portfolio of U.S. equities. The Fund generally expects to focus on issuers with market capitalizations in excess of $5 billion.

The Subadvisor seeks to invest in what it believes are quality companies, i.e., companies that the Subadvisor considers to have, among other things, an ability to generate an elevated level of return on invested capital significantly above the cost of capital.

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of U.S. companies. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg, Factset or ICE Data Services Inc.

Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stock, preferred stock, convertible securities and depositary receipts.

Investment Process:

In pursuing the Fund’s investment objective, the Subadvisor employs a bottom-up stock selection approach which results in a portfolio generally ranging from 20 to 45 companies. A bottom-up stock selection approach focuses on the analysis of individual stocks (microeconomic factors) as opposed to the significance of economic cycles and market cycles (macroeconomic factors).

The Subadvisor looks for quality companies that have growth potential that are believed to be trading at attractive valuations. In doing so, the Subadvisor focuses on companies believed by the portfolio management team to have the following characteristics, among others:

• Competitive advantage in an industry with high barriers to entry;

• Attractive industry with pricing power, organic growth and limited cyclicality;

• Strong management teams with sound corporate governance;

• History of stable profit margins;

• Solid balance sheet with low leverage; and

• Attractive valuation with a stock price below intrinsic value.

The portfolio management team expects to take a longer-term investment perspective, generally seeking to hold investments in companies for at least 5 years. In evaluating whether to sell a security, the Subadvisor considers, among other factors, whether in its view the company no longer continues to meet the standards described above and/or the Subadvisor believes there are more attractive opportunities available for investment by the Fund.

The Fund is non-diversified, which means that it may invest a greater amount of its assets in the securities of a single issuer or a small number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	PineStone Asset Management Inc., the Fund’s subadvisor (the “Subadvisor”), seeks to achieve the Fund’s investment objective by investing substantially in a portfolio of U.S. equities. The Fund generally expects to focus on issuers with market capitalizations in excess of $5 billion. The Subadvisor seeks to invest in what it believes are quality companies, i.e., companies that the Subadvisor considers to have, among other things, an ability to generate an elevated level of return on invested capital significantly above the cost of capital.
NYLI PineStone U.S. Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

PineStone Asset Management Inc., the Fund’s subadvisor (the “Subadvisor”), seeks to achieve the Fund’s investment objective by investing substantially in a portfolio of U.S. equities. The Fund generally expects to focus on issuers with market capitalizations in excess of $5 billion.

The Subadvisor seeks to invest in what it believes are quality companies, i.e., companies that the Subadvisor considers to have, among other things, an ability to generate an elevated level of return on invested capital significantly above the cost of capital.

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of U.S. companies. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg, Factset or ICE Data Services Inc.

Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stock, preferred stock, convertible securities and depositary receipts.

Investment Process:

In pursuing the Fund’s investment objective, the Subadvisor employs a bottom-up stock selection approach which results in a portfolio generally ranging from 20 to 45 companies. A bottom-up stock selection approach focuses on the analysis of individual stocks (microeconomic factors) as opposed to the significance of economic cycles and market cycles (macroeconomic factors).

The Subadvisor looks for quality companies that have growth potential that are believed to be trading at attractive valuations. In doing so, the Subadvisor focuses on companies believed by the portfolio management team to have the following characteristics, among others:

• Competitive advantage in an industry with high barriers to entry;

• Attractive industry with pricing power, organic growth and limited cyclicality;

• Strong management teams with sound corporate governance;

• History of stable profit margins;

• Solid balance sheet with low leverage; and

• Attractive valuation with a stock price below intrinsic value.

The portfolio management team expects to take a longer-term investment perspective, generally seeking to hold investments in companies for at least 5 years. In evaluating whether to sell a security, the Subadvisor considers, among other factors, whether in its view the company no longer continues to meet the standards described above and/or the Subadvisor believes there are more attractive opportunities available for investment by the Fund.

The Fund is non-diversified, which means that it may invest a greater amount of its assets in the securities of a single issuer or a small number of issuers than a diversified fund.

Strategy Portfolio Concentration [Text]	PineStone Asset Management Inc., the Fund’s subadvisor (the “Subadvisor”), seeks to achieve the Fund’s investment objective by investing substantially in a portfolio of U.S. equities. The Fund generally expects to focus on issuers with market capitalizations in excess of $5 billion. The Subadvisor seeks to invest in what it believes are quality companies, i.e., companies that the Subadvisor considers to have, among other things, an ability to generate an elevated level of return on invested capital significantly above the cost of capital.
NYLI S&P 500 Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund normally invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in stocks as represented in the Standard & Poor's 500® Index ("S&P 500® Index”) in the same proportion, to the extent feasible.

The Fund may invest up to 20% of its total assets in options and futures contracts to maintain cash reserves, while being fully invested, to facilitate trading or to reduce transaction costs. The Fund may invest in such derivatives to try to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Investment Process: New York Life Investment Management LLC (“New York Life Investment Management”) uses statistical techniques to determine which stocks are to be purchased or sold to replicate the S&P 500® Index to the extent feasible. From time to time, adjustments may be made in the Fund's holdings because of changes in the composition of the S&P 500® Index. The correlation between the investment performance of the Fund and the S&P 500® Index is expected to be at least 0.95, before charges, fees and expenses, on an annual basis. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the Fund, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the S&P 500® Index.

The Fund is classified as a diversified investment company, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund may become non-diversified under the 1940 Act without the approval of shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the S&P 500® Index, which it seeks to track.

NYLI WMC Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests primarily in stocks of large-capitalization U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. The Fund generally considers large capitalization companies to be those with market capitalizations within the range of the Russell 1000® Growth Index at the time of investment (which ranged from $1 billion to $4.5 trillion as of December 31, 2025). Under normal circumstances, at least 80% of the Fund’s assets will be invested in securities issued by U.S. companies. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg.

Investment Process: Wellington Management Company LLP, the Fund’s Subadvisor (the “Subadvisor”), employs a traditional, bottom-up fundamental research approach to identify securities that possess sustainable growth at reasonable valuations. The Subadvisor seeks to identify companies that have demonstrated above-average growth in the past, then conduct a thorough review of each company’s business model. The goal of this review is to identify companies that can sustain above-average growth because of their superior business models as represented by high returns on capital, strong management, and quality balance sheets. The Subadvisor may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed by the Subadvisor to have greater estimated upside return potential relative to downside risk. To better assess strategic business issues that impact the performance of a company, the Subadvisor may also give consideration to financially material environmental, social and/or governance (“ESG”) factors. The Subadvisor has discretion to determine the materiality of, as well as the level at which, financially relevant ESG factors are imbedded into its overall fundamental analysis when making an investment decision.

NYLI WMC Small Companies Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in the securities of U.S. companies with market capitalizations at the time of investment that are similar to the market capitalizations of companies within the collective range of the Russell 2000® Index and Russell Microcap Index. As of December 31, 2025, companies in the Russell 2000® Index had market capitalizations ranging from $1.3 million to $31.3 billion and the Russell Microcap Index had market capitalizations ranging from $4.9 million to $7.4 billion.

The Fund may also invest up to 10% of its net assets in securities of foreign issuers. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg.

Investment Process: Wellington Management Company LLP, the Fund’s subadvisor (the “Subadvisor”), seeks to construct a broadly diversified portfolio across sectors and industries. The Subadvisor predominantly employs a bottom-up fundamental research approach across sectors to identify companies with potential positive changes in their business that the Subadvisor believes may lead to outperformance, while seeking to limit exposure to risk. However, with respect to the biotechnology and pharmaceutical industries, the Subadvisor relies upon a quantitative process to manage the Fund’s exposure. The Subadvisor also seeks to minimize the Fund’s exposure to risk by diversifying the Fund’s investments over securities issued across various industries and sectors. The Subadvisor may consider selling a security if valuation and sentiment indicators suggest the inflection point is being embraced and/or fully valued by the market or if the investment thesis is impaired or no longer valid. To better assess strategic business issues that impact the performance of a company, the Subadvisor may also give consideration to financially material environmental, social and/or governance (“ESG”) factors. The Subadvisor has discretion to determine the materiality of, as well as the level at which, financially relevant ESG factors are imbedded into its overall fundamental analysis when making an investment decision.

Strategy Portfolio Concentration [Text]	The Fund invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in the securities of U.S. companies with market capitalizations at the time of investment that are similar to the market capitalizations of companies within the collective range of the Russell 2000® Index and Russell Microcap Index. As of December 31, 2025, companies in the Russell 2000® Index had market capitalizations ranging from $1.3 million to $31.3 billion and the Russell Microcap Index had market capitalizations ranging from $4.9 million to $7.4 billion.The Fund may also invest up to 10% of its net assets in securities of foreign issuers. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg. Investment Process: Wellington Management Company LLP, the Fund’s subadvisor (the “Subadvisor”), seeks to construct a broadly diversified portfolio across sectors and industries. The Subadvisor predominantly employs a bottom-up fundamental research approach across sectors to identify companies with potential positive changes in their business that the Subadvisor believes may lead to outperformance, while seeking to limit exposure to risk. However, with respect to the biotechnology and pharmaceutical industries, the Subadvisor relies upon a quantitative process to manage the Fund’s exposure. The Subadvisor also seeks to minimize the Fund’s exposure to risk by diversifying the Fund’s investments over securities issued across various industries and sectors. The Subadvisor may consider selling a security if valuation and sentiment indicators suggest the inflection point is being embraced and/or fully valued by the market or if the investment thesis is impaired or no longer valid. To better assess strategic business issues that impact the performance of a company, the Subadvisor may also give consideration to financially material environmental, social and/or governance (“ESG”) factors. The Subadvisor has discretion to determine the materiality of, as well as the level at which, financially relevant ESG factors are imbedded into its overall fundamental analysis when making an investment decision.
NYLI Epoch International Choice Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in a portfolio consisting mostly of foreign equity securities, which may include companies in emerging markets. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in foreign equity securities. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg, Factset or ICE Data Services Inc. The Subadvisor defines emerging market countries as those countries that are included in the MSCI Emerging Markets Index. Equity securities include common stock, depository receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks. The Fund will normally invest in companies in at least three countries outside of the United States. Although the Fund is not subject to any additional geographic requirement, the Fund expects that the majority of its investments will be in the developed markets of Canada, Western Europe, Asia and Australasia. The Fund may invest more than 25% of its net assets in securities of companies in each of the United Kingdom and Japan. In order to gain additional exposure to international markets, the Fund may also invest in exchange traded funds ("ETFs"), whose underlying securities are issued by international companies.

Investment Process: Epoch Investment Partners, Inc., the Fund's Subadvisor, invests primarily in companies that generate increasing levels of free cash flow and have management teams that the Subadvisor believes allocate free cash flow effectively to create shareholder value. The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

Material environmental, social and governance ("ESG") factors are identified and monitored by the Subadvisor. Material ESG factors vary by company and industry, but the Subadvisor pays particular attention to factors relating to climate change and corporate governance. This information is taken into account by the Subadvisor in making investment decisions. Material ESG factors are identified and monitored by the Subadvisor through review of ESG information published by the company (where relevant) or selected specialist third-party research and data providers. While the Subadvisor considers ESG factors in the investment decision-making process of the Fund, this does not mean that ESG considerations are the sole or foremost considerations for investment decisions.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may sell or reduce a position in a security if it sees the investment thesis failing to materialize.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by investing in a portfolio consisting mostly of foreign equity securities, which may include companies in emerging markets. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in foreign equity securities. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg, Factset or ICE Data Services Inc. The Subadvisor defines emerging market countries as those countries that are included in the MSCI Emerging Markets Index. Equity securities include common stock, depository receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks. The Fund will normally invest in companies in at least three countries outside of the United States. Although the Fund is not subject to any additional geographic requirement, the Fund expects that the majority of its investments will be in the developed markets of Canada, Western Europe, Asia and Australasia. The Fund may invest more than 25% of its net assets in securities of companies in each of the United Kingdom and Japan. In order to gain additional exposure to international markets, the Fund may also invest in exchange traded funds ("ETFs"), whose underlying securities are issued by international companies.
NYLI PineStone International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

PineStone Asset Management Inc., the Fund’s subadvisor (the “Subadvisor”), seeks to achieve the Fund’s investment objective by investing in a portfolio of international equities. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issuers with market capitalization in excess of $5 billion.

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities. The Fund will normally invest in equity securities of foreign companies operating in at least three countries other than the United States, including emerging market countries. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg, Factset or ICE Data Services Inc.

In addition, the Fund considers countries represented in the MSCI Emerging Markets Index to be emerging market countries. From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe. Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stock, preferred stock, convertible securities and depositary receipts.

The Fund may from time to time emphasize one or more sectors in selecting its investments, including the consumer staples and industrials sectors. In addition, the Fund may enter into forward currency contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, or to adjust an underweight country exposure in its portfolio. The Fund may also invest in securities issued by other investment companies.

Investment Process:

In pursuing the Fund’s investment objective, the Subadvisor employs a bottom-up stock selection approach which results in a portfolio generally ranging from 25 to 45 companies. A bottom-up stock selection approach focuses on the analysis of individual stocks (microeconomic factors) as opposed to the significance of economic cycles and market cycles (macroeconomic factors).

The Subadvisor looks for companies that have growth potential that are believed to be trading at attractive valuations. In doing so, the Subadvisor focuses on companies believed by the portfolio management team to have the following characteristics, among others:

• Competitive advantage in an industry with high barriers to entry;

• Attractive industry with pricing power, organic growth and limited cyclicality;

• Strong management teams with sound corporate governance;

• History of stable profit margins;

• Solid balance sheet with low leverage; and

• Attractive valuation with a stock price below intrinsic value.

In evaluating whether to sell a security, the Subadvisor considers, among other factors, whether in its view the company no longer continues to meet the standards described above and/or the Subadvisor believes there are more attractive opportunities available for investment by the Fund.

Strategy Portfolio Concentration [Text]	PineStone Asset Management Inc., the Fund’s subadvisor (the “Subadvisor”), seeks to achieve the Fund’s investment objective by investing in a portfolio of international equities. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issuers with market capitalization in excess of $5 billion.
NYLI PineStone International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

PineStone Asset Management Inc., the Fund’s subadvisor (the “Subadvisor”), seeks to achieve the Fund’s investment objective by investing in a portfolio of international equities. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issuers with market capitalization in excess of $5 billion.

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities. The Fund will normally invest in equity securities of foreign companies operating in at least three countries other than the United States, including emerging market countries. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg, Factset or ICE Data Services Inc.

In addition, the Fund considers countries represented in the MSCI Emerging Markets Index to be emerging market countries. From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe. Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stock, preferred stock, convertible securities and depositary receipts.

The Fund may from time to time emphasize one or more sectors in selecting its investments, including the consumer staples and industrials sectors. In addition, the Fund may enter into forward currency contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, or to adjust an underweight country exposure in its portfolio. The Fund may also invest in securities issued by other investment companies.

Investment Process:

In pursuing the Fund’s investment objective, the Subadvisor employs a bottom-up stock selection approach which results in a portfolio generally ranging from 25 to 45 companies. A bottom-up stock selection approach focuses on the analysis of individual stocks (microeconomic factors) as opposed to the significance of economic cycles and market cycles (macroeconomic factors).

The Subadvisor looks for companies that have growth potential that are believed to be trading at attractive valuations. In doing so, the Subadvisor focuses on companies believed by the portfolio management team to have the following characteristics, among others:

• Competitive advantage in an industry with high barriers to entry;

• Attractive industry with pricing power, organic growth and limited cyclicality;

• Strong management teams with sound corporate governance;

• History of stable profit margins;

• Solid balance sheet with low leverage; and

• Attractive valuation with a stock price below intrinsic value.

In evaluating whether to sell a security, the Subadvisor considers, among other factors, whether in its view the company no longer continues to meet the standards described above and/or the Subadvisor believes there are more attractive opportunities available for investment by the Fund.

Strategy Portfolio Concentration [Text]	PineStone Asset Management Inc., the Fund’s subadvisor (the “Subadvisor”), seeks to achieve the Fund’s investment objective by investing in a portfolio of international equities. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issuers with market capitalization in excess of $5 billion.
NYLI WMC International Research Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of foreign companies, including securities of emerging market country issuers. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg. Wellington Management Company LLP, the Fund’s Subadvisor (the “Subadvisor”), defines emerging market countries as those countries that are included in the MSCI Emerging Markets Index.

The Subadvisor seeks to develop a portfolio that is generally broadly diversified across issuers, industries, countries, market capitalizations and styles. The Fund’s portfolio therefore includes stocks that are considered to be either growth stocks or value stocks. The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. The Subadvisor will invest in small, mid, and large capitalization companies.

Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer.

Investment Process: The Subadvisor allocates the portfolio’s assets across a variety of industries, selecting companies in each industry based on its proprietary research. In analyzing a prospective investment for the Fund, the Subadvisor utilizes a “bottom-up” approach, which is the use of fundamental analysis to identify specific securities for purchase or sale. Fundamental analysis of a company involves the assessment of a variety of factors, including the company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and other related measures or indicators of valuation and growth potential. The Subadvisor may consider selling a security when it believes the stock has become overvalued relative to its underlying fundamentals, when the company does not meet the Subadvisor’s expectations or when the Subadvisor believes the underlying thesis for holding the stock has changed. To better assess strategic business issues that impact the performance of a company, the Subadvisor may also give consideration to financially material environmental, social and/or governance (“ESG”) factors. The Subadvisor has discretion to determine the materiality of, as well as the level at which, financially relevant ESG factors are imbedded into its overall fundamental analysis when making an investment decision.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of foreign companies, including securities of emerging market country issuers. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg. Wellington Management Company LLP, the Fund’s Subadvisor (the “Subadvisor”), defines emerging market countries as those countries that are included in the MSCI Emerging Markets Index. The Subadvisor seeks to develop a portfolio that is generally broadly diversified across issuers, industries, countries, market capitalizations and styles. The Fund’s portfolio therefore includes stocks that are considered to be either growth stocks or value stocks. The Fund may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. The Subadvisor will invest in small, mid, and large capitalization companies.
NYLI Candriam Emerging Markets Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities or equity-related securities issued by entities in, or tied economically to, emerging markets. Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The Fund may invest in securities issued by entities with market capitalizations at the time of investment of $500 million or more. These securities may be denominated in U.S. or non-U.S. currencies. The Fund may also invest in exchange-traded funds (“ETFs”) to obtain this exposure or for other investment purposes. The Fund may also invest in American Depositary Receipts, Global Depositary Receipts and non-voting Depositary Receipts. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg.

Candriam, the Fund’s Subadvisor, defines emerging market countries as those countries that are included in the MSCI Emerging + Frontier Markets Index.

The Subadvisor determines that an investment is tied economically to an emerging market if such investment satisfies either of the following conditions: (i) the issuer’s primary trading market is in an emerging market, or (ii) the investment is included in an index representative of emerging markets, such as MSCI Emerging + Frontier Markets Index.

At times, the Fund might increase the relative exposure to investments in a particular region or country. The Fund may invest up to 20% of its net assets in securities that are not issued by entities in, or tied economically to, emerging markets. These investments may include equity securities, U.S. government and agency securities and short-term investments, such as cash and cash equivalents.

The Fund may also make use of derivative financial instruments for the purpose of hedging or exposure, such as futures, options, swaps, and forwards.

Investment Process: The Subadvisor seeks to create medium to longer-term capital appreciation through investments in emerging market companies that are considered to generate high, and growing, levels of profits by constructing a diversified, conviction based portfolio, aiming for consistent risk-adjusted returns greater than the MSCI Emerging Markets Index.

Investment opportunities are identified via a thematic approach, which seeks to identify and analyze investable longer term structural trends as well as shorter term local and global trends, combined with a bottom-up stock selection methodology based on a proprietary quantitative screening platform to identify companies with attractive profitability levels and sustainable growth trends relative to their country and/or sector. Additionally, this proprietary quantitative screening platform also seeks to limit exposure to industries which do not satisfy the Subadvisor’s environmental, social or governance (“ESG”) criteria such as certain types of extractive industries, tobacco-related industries and industries related to chemical, biological or white phosphorus weapons. By incorporating ESG criteria within the investment process, the Subadvisor identifies other factors that may influence a company's value and competitiveness over the medium- and long-term, which are not always immediately obvious in traditional financial analyses. External factors such as CO2 costs or health and safety standards affect most companies, either positively or negatively, when integrated into their economic model. Some factors offer a new opportunity while others are considered a threat to the business model.

ESG factors are evaluated by the Subadvisor based on data provided by its dedicated and independent ESG research team. The ESG research team conducts an ESG assessment of companies by their potential ability to create value by integrating sustainability into their business activities and the interest of stakeholders within their operating and financial managerial processes. The business activities analysis assesses how companies are exposed to major long-term ESG trends that can strongly influence the environment in which they operate and that may shape their future market challenges and long-term growth. The relationships with stakeholders give rise to opportunities as well as risks, and are therefore determinants of long-term value. The Subadvisor evaluates the extent to which each company incorporates the interests of stakeholders in its long-term strategy.

The ESG assessment is a contributing factor to determine the final assessment of a company, which in turn will determine the weighting of this position in the portfolio.

Finally, the Subadvisor applies a norms-based and controversial activities filter to exclude companies which may represent high risk due to a violation of UN Global Compact principles and exposed to highly controversial activities such as armament, tobacco and thermal coal.

The Subadvisor considers sector, currency, regional and country deviations relative to the MSCI Emerging Markets Index when making investment decisions for the Fund. The Subadvisor seeks to reduce risk by investing in securities of a large number of issuers across markets, sectors and countries.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities or equity-related securities issued by entities in, or tied economically to, emerging markets. Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The Fund may invest in securities issued by entities with market capitalizations at the time of investment of $500 million or more. These securities may be denominated in U.S. or non-U.S. currencies. The Fund may also invest in exchange-traded funds (“ETFs”) to obtain this exposure or for other investment purposes. The Fund may also invest in American Depositary Receipts, Global Depositary Receipts and non-voting Depositary Receipts. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg. Candriam, the Fund’s Subadvisor, defines emerging market countries as those countries that are included in the MSCI Emerging + Frontier Markets Index.The Subadvisor determines that an investment is tied economically to an emerging market if such investment satisfies either of the following conditions: (i) the issuer’s primary trading market is in an emerging market, or (ii) the investment is included in an index representative of emerging markets, such as MSCI Emerging + Frontier Markets Index.At times, the Fund might increase the relative exposure to investments in a particular region or country. The Fund may invest up to 20% of its net assets in securities that are not issued by entities in, or tied economically to, emerging markets. These investments may include equity securities, U.S. government and agency securities and short-term investments, such as cash and cash equivalents.The Fund may also make use of derivative financial instruments for the purpose of hedging or exposure, such as futures, options, swaps, and forwards.Investment Process: The Subadvisor seeks to create medium to longer-term capital appreciation through investments in emerging market companies that are considered to generate high, and growing, levels of profits by constructing a diversified, conviction based portfolio, aiming for consistent risk-adjusted returns greater than the MSCI Emerging Markets Index.Investment opportunities are identified via a thematic approach, which seeks to identify and analyze investable longer term structural trends as well as shorter term local and global trends, combined with a bottom-up stock selection methodology based on a proprietary quantitative screening platform to identify companies with attractive profitability levels and sustainable growth trends relative to their country and/or sector. Additionally, this proprietary quantitative screening platform also seeks to limit exposure to industries which do not satisfy the Subadvisor’s environmental, social or governance (“ESG”) criteria such as certain types of extractive industries, tobacco-related industries and industries related to chemical, biological or white phosphorus weapons. By incorporating ESG criteria within the investment process, the Subadvisor identifies other factors that may influence a company's value and competitiveness over the medium- and long-term, which are not always immediately obvious in traditional financial analyses. External factors such as CO2 costs or health and safety standards affect most companies, either positively or negatively, when integrated into their economic model. Some factors offer a new opportunity while others are considered a threat to the business model.
NYLI Epoch Capital Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the United States, that have a history of earning a high return on their invested capital relative to their cost of capital and that have positive growth in operating cash flow. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of companies across all market capitalizations. Equity securities include, among others, common stocks, depositary receipts, master limited partnerships, real estate investment trusts, warrants, and rights. The Fund may invest up to 20% of its net assets in securities issued by companies in emerging markets as determined by the Fund's Subadvisor, Epoch Investment Partners, Inc., when it believes those securities represent attractive investment opportunities. Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies. Under normal market conditions, the Fund will invest a significant amount (ranging from 20% to 60%) of its net assets in foreign securities. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg, Factset or ICE Data Services Inc. The Subadvisor defines emerging market countries as those countries that are included in the MSCI Emerging Markets Index. The Fund will normally invest in companies in at least three countries outside of the United States. The Fund does not have any explicit limits on the weighting within any individual country or sector.

Investment Process: The Subadvisor invests primarily in companies that generate increasing levels of free cash flow and, in the view of the Subadvisor, allocates free cash flow effectively to grow the value of the company. Free cash flow is the cash generated by a company’s operations, minus cash taxes paid and all planned capital expenditures.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to reinvest it in a way that generates a return on investment that is greater than the firm's cost of capital.

Material environmental, social and governance ("ESG") factors are identified and monitored by the Subadvisor. Material ESG factors vary by company and industry, but the Subadvisor pays particular attention to factors relating to climate change and corporate governance. This information is taken into account by the Subadvisor in making investment decisions. Material ESG factors are identified and monitored by the Subadvisor through review of ESG information published by the company (where relevant) or selected specialist third-party research and data providers. While the Subadvisor considers ESG factors in the investment decision-making process of the Fund, this does not mean that ESG considerations are the sole or foremost considerations for investment decisions.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or if the investment thesis is failing to materialize. The Subadvisor may also sell or reduce a position in a security if it sees a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis.

Strategy Portfolio Concentration [Text]	The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the United States, that have a history of earning a high return on their invested capital relative to their cost of capital and that have positive growth in operating cash flow. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of companies across all market capitalizations. Equity securities include, among others, common stocks, depositary receipts, master limited partnerships, real estate investment trusts, warrants, and rights. The Fund may invest up to 20% of its net assets in securities issued by companies in emerging markets as determined by the Fund's Subadvisor, Epoch Investment Partners, Inc., when it believes those securities represent attractive investment opportunities. Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies. Under normal market conditions, the Fund will invest a significant amount (ranging from 20% to 60%) of its net assets in foreign securities. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg, Factset or ICE Data Services Inc. The Subadvisor defines emerging market countries as those countries that are included in the MSCI Emerging Markets Index. The Fund will normally invest in companies in at least three countries outside of the United States. The Fund does not have any explicit limits on the weighting within any individual country or sector.
NYLI Epoch Global Equity Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the United States, that have a history of attractive dividend yields and positive growth in operating cash flow. Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of dividend-paying companies across all market capitalizations. Equity securities include common stocks and depositary receipts. The Fund may invest up to 20% of its net assets in securities issued by companies in emerging markets, as determined by the Fund's Subadvisor, Epoch Investment Partners, Inc., when it believes those securities represent attractive investment opportunities. Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies. Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Subadvisor deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign issuers. It is possible that conditions that are not favorable (where investments in securities of foreign issuers may be as low as 30%) may continue for extended periods of time. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg, Factset or ICE Data Services Inc. The Fund will normally invest in companies in at least three countries outside of the United States. The Subadvisor defines emerging market countries as those countries that are included in the MSCI Emerging Markets Index. The Fund seeks a dividend yield greater than the dividend yield of the MSCI World Index.

Investment Process: The Subadvisor invests primarily in companies that generate increasing levels of free cash flow and have management teams that the Subadvisor believes allocate free cash flow effectively to create shareholder value.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor seeks to find and invest in companies that meet its definition of quality-companies that are free cash flow positive or becoming free cash flow positive, and that are led by strong management. The Subadvisor evaluates whether a company has a focus on shareholder yield by analyzing the company's existing cash dividend, the company's share repurchase activities, and the company's debt reduction activities as well as the likelihood of positive changes to each of these criteria, among other factors.

Material environmental, social and governance ("ESG") factors are identified and monitored by the Subadvisor. Material ESG factors vary by company and industry, but the Subadvisor pays particular attention to factors relating to climate change and corporate governance. This information is taken into account by the Subadvisor in making investment decisions. Material ESG factors are identified and monitored by the Subadvisor through review of ESG information published by the company (where relevant) or selected specialist third-party research and data providers. While the Subadvisor considers ESG factors in the investment decision-making process of the Fund, this does not mean that ESG considerations are the sole or foremost considerations for investment decisions.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or if the investment thesis is failing to materialize. The Subadvisor may also sell or reduce a position in a security if it sees an interruption to the dividend policy, a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis.

Strategy Portfolio Concentration [Text]	The Fund generally invests in a diversified portfolio consisting of equity securities of companies located throughout the world, including the United States, that have a history of attractive dividend yields and positive growth in operating cash flow. Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of dividend-paying companies across all market capitalizations. Equity securities include common stocks and depositary receipts. The Fund may invest up to 20% of its net assets in securities issued by companies in emerging markets, as determined by the Fund's Subadvisor, Epoch Investment Partners, Inc., when it believes those securities represent attractive investment opportunities. Securities held by the Fund may be denominated in both U.S. and non-U.S. currencies. Under normal market conditions, the Fund will invest a significant amount of its net assets (at least 40%, unless the Subadvisor deems market conditions to be unfavorable, in which case the Fund will invest at least 30%) in securities of foreign issuers. It is possible that conditions that are not favorable (where investments in securities of foreign issuers may be as low as 30%) may continue for extended periods of time. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg, Factset or ICE Data Services Inc. The Fund will normally invest in companies in at least three countries outside of the United States. The Subadvisor defines emerging market countries as those countries that are included in the MSCI Emerging Markets Index. The Fund seeks a dividend yield greater than the dividend yield of the MSCI World Index.
NYLI PineStone Global Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

PineStone Asset Management Inc., the Fund’s subadvisor (the “Subadvisor”), seeks to achieve the Fund’s investment objective by investing in a portfolio of global equities, which may include companies in emerging markets. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issuers with market capitalization in excess of $5 billion.

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities. Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stock, preferred stock, convertible securities and depositary receipts. Under normal circumstances, the Fund generally invests at least 40% of its net assets in foreign companies. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg, Factset or ICE Data Services Inc. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. The Subadvisor defines emerging market countries as those countries that are included in the MSCI Emerging Markets Index.

From time to time, the Fund may focus its foreign investments in Europe.

The Fund may from time to time emphasize one or more sectors in selecting its investments, including the consumer staples sector.

In addition, the Fund may enter into forward currency contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, or to adjust an underweight country exposure in its portfolio.

Investment Process: In pursuing the Fund’s investment objective, the Subadvisor employs a bottom-up stock selection approach which results in a relatively focused portfolio generally ranging from 25 to 45 companies. A bottom-up stock selection approach focuses on the analysis of individual stocks (microeconomic factors) as opposed to the significance of economic cycles and market cycles (macroeconomic factors).

The Subadvisor looks for companies that have growth potential that are believed to be trading at attractive valuations. In doing so, the Subadvisor focuses on companies believed by the portfolio management team to have the following characteristics, among others:

• Competitive advantage in an industry with high barriers to entry;

• Strong management teams with sound corporate governance;

• A history of stable profit margins; and

• Solid balance sheet with low leverage.

In evaluating whether to sell a security, the Subadvisor considers, among other factors, whether in its view the company no longer continues to meet the standards described above and/or the Subadvisor believes there are more attractive opportunities available for investment by the Fund.

Strategy Portfolio Concentration [Text]	PineStone Asset Management Inc., the Fund’s subadvisor (the “Subadvisor”), seeks to achieve the Fund’s investment objective by investing in a portfolio of global equities, which may include companies in emerging markets. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issuers with market capitalization in excess of $5 billion.
NYLI PineStone Global Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

PineStone Asset Management Inc., the Fund’s subadvisor (the “Subadvisor”), seeks to achieve the Fund’s investment objective by investing in a portfolio of global equities, which may include companies in emerging markets. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issuers with market capitalization in excess of $5 billion.

Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities. Equity or equity-related securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stock, preferred stock, convertible securities and depositary receipts. Under normal circumstances, the Fund generally invests at least 40% of its net assets in foreign companies. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg, Factset or ICE Data Services Inc. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. The Subadvisor defines emerging market countries as those countries that are included in the MSCI Emerging Markets Index.

From time to time, the Fund may focus its foreign investments in Europe.

The Fund may from time to time emphasize one or more sectors in selecting its investments, including the consumer staples sector.

In addition, the Fund may enter into forward currency contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, or to adjust an underweight country exposure in its portfolio.

Investment Process: In pursuing the Fund’s investment objective, the Subadvisor employs a bottom-up stock selection approach which results in a relatively focused portfolio generally ranging from 25 to 45 companies. A bottom-up stock selection approach focuses on the analysis of individual stocks (microeconomic factors) as opposed to the significance of economic cycles and market cycles (macroeconomic factors).

The Subadvisor looks for companies that have growth potential that are believed to be trading at attractive valuations. In doing so, the Subadvisor focuses on companies believed by the portfolio management team to have the following characteristics, among others:

• Competitive advantage in an industry with high barriers to entry;

• Strong management teams with sound corporate governance;

• A history of stable profit margins; and

• Solid balance sheet with low leverage.

In evaluating whether to sell a security, the Subadvisor considers, among other factors, whether in its view the company no longer continues to meet the standards described above and/or the Subadvisor believes there are more attractive opportunities available for investment by the Fund.

Strategy Portfolio Concentration [Text]	PineStone Asset Management Inc., the Fund’s subadvisor (the “Subadvisor”), seeks to achieve the Fund’s investment objective by investing in a portfolio of global equities, which may include companies in emerging markets. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issuers with market capitalization in excess of $5 billion.
NYLI Floating Rate Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of floating rate loans and other floating rate debt securities. Floating rate securities are debt instruments issued by companies or other entities that pay a floating rate of interest, which resets periodically. The Fund may also purchase fixed-income and variable rate debt securities and money market securities or instruments. When NYL Investors LLC, the Fund's Subadvisor, believes that market or economic conditions are unfavorable to investors, up to 100% of the Fund's assets may be invested in money market or short-term debt securities. The Subadvisor may also invest in these types of securities or hold a higher than ordinary level of cash, while looking for suitable investment opportunities or to maintain an appropriate level of liquidity.

The Fund may invest up to 25% of its total assets in foreign securities which are generally U.S. dollar-denominated loans and other debt securities issued by one or more non-U.S. borrower(s) without a U.S. domiciled co-borrower. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third party such as Bloomberg.

Investment Process: The Subadvisor seeks to identify investment opportunities based on the financial condition and competitiveness of individual companies. The Subadvisor seeks to invest in companies with a high margin of safety that are leaders in industries with high barriers to entry. The Subadvisor prefers companies with positive free cash flow, solid asset coverage and management teams with strong track records. In virtually every phase of the investment process, the Subadvisor attempts to control risk and limit defaults.

Floating rate loans may offer a favorable yield spread over other short-term debt alternatives. Historically, floating rate loans have displayed little correlation to the movements of U.S. common stocks, high-grade bonds and U.S. government securities. Securities that are rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”) (such as securities rated lower than BBB- and Baa3), commonly referred to as “high-yield securities” or “junk bonds.” Floating rate loans are speculative investments and are usually rated below investment grade by an NRSRO. They typically have less credit risk and historically have had lower default rates than junk bonds. These loans are typically the most senior source of capital in a borrower's capital structure and usually have certain of the borrower's assets pledged as collateral. Floating rate loans feature rates that reset regularly, maintaining a fixed spread over the Secured Overnight Financing Rate or another reference rate or benchmark. The interest rates for floating rate loans typically reset quarterly, although rates on some loans may adjust at other intervals. Floating rate loans mature, on average, in five to seven years, but loan maturity can be as long as nine years.

The Subadvisor’s investment process relies on a comprehensive fundamental investment discipline, including, but not limited to, consideration of environmental, social and governance (“ESG”) factors that may be material to a company’s performance and prospects. In addition to internal research, the Subadvisor may use third-party ESG data to compare internal views with external perspectives.

The Subadvisor may reduce or eliminate the Fund's position in a holding if it no longer believes the holding will contribute to meeting the investment objective of the Fund. In considering whether to sell a holding, the Subadvisor may evaluate, among other things, meaningful changes in the issuer's financial condition and competitiveness. The Subadvisor continually evaluates market factors and comparative metrics to determine relative value.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of floating rate loans and other floating rate debt securities. Floating rate securities are debt instruments issued by companies or other entities that pay a floating rate of interest, which resets periodically. The Fund may also purchase fixed-income and variable rate debt securities and money market securities or instruments. When NYL Investors LLC, the Fund's Subadvisor, believes that market or economic conditions are unfavorable to investors, up to 100% of the Fund's assets may be invested in money market or short-term debt securities. The Subadvisor may also invest in these types of securities or hold a higher than ordinary level of cash, while looking for suitable investment opportunities or to maintain an appropriate level of liquidity.
NYLI MacKay Short Duration High Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in high-yield debt securities that are rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”) or that are unrated but are considered to be of comparable quality by MacKay Shields LLC, the Fund's Subadvisor. Debt securities are debt obligations and similar instruments that represent a creditor relationship with an issuer or trust and generally provide for the payment of interest (fixed, floating, or otherwise variable) and the repayment of principal, whether at maturity or over time. Debt securities in which the Fund may invest include all types of debt obligations such as bonds, debentures, notes, bank debt, loan participations, commercial paper, floating rate loans, U.S. Government securities (including obligations, such as repurchase agreements, secured by such instruments), and convertible corporate bonds. The Fund will generally seek to maintain a weighted average duration of three years or less, although the Fund may invest in instruments of any duration or maturity. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

Securities that are rated below investment grade by an NRSRO (such securities rated lower than BBB- and Baa3) are commonly referred to as “high-yield securities” or "junk bonds." If NRSROs assign different ratings to the same security for purposes of determining the security's credit quality, the Fund will use the middle rating when three NRSROs rate the security. For securities where only two NRSROs rate the security, the Fund will use the higher rating. If only one rating is available for a security, the Fund will use that rating.

The Fund may invest up to 20% of its net assets in equity securities, including preferred shares. The Fund also may invest in securities of non-U.S. issuers. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg. The Fund may hold cash or invest in investment grade short-term instruments during times when the Subadvisor is unable to identify attractive high-yield securities.

The Fund may invest in derivatives, such as futures, options and swap agreements to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings.

In times of unusual or adverse market, economic or political conditions, the Fund may invest without limit in investment grade securities and may invest in U.S. government securities or other high quality money market instruments. Periods of unusual or adverse market, economic or political conditions may exist in some cases, for up to a year or longer. The yield on cash, investment grade debt or other high quality instruments tends to be lower than the yield on other investments normally purchased by the Fund. Although investing heavily in these investments may help to preserve the Fund's assets, it may not be consistent with the Fund's primary investment objective and may limit the Fund's ability to achieve a high level of income.

Investment Process: The Subadvisor seeks to identify investment opportunities through analyzing individual companies and evaluates each company's competitive position, financial condition, and business prospects. The Fund seeks to minimize interest rate risk through its emphasis on duration management and investments in securities with short and intermediate maturities. The Fund invests in companies in which the Subadvisor has judged that there is sufficient asset coverage—that is, the Subadvisor's subjective appraisal of a company's value compared to the value of its debt, with the intent of maximizing risk-adjusted income and returns.

The Subadvisor may sell a security if it believes the security will no longer contribute to meeting the investment objectives of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the price of the security and meaningful changes in the issuer's financial condition and competitiveness.

NYLI MacKay Total Return Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in bonds, which include all types of debt securities, such as: debt or debt-related securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international or supranational entities; debt securities issued by U.S. or foreign corporate entities; zero coupon bonds; municipal bonds; mortgage-related and other asset-backed securities; and loan participation interests. Debt securities are debt obligations and similar instruments that represent a creditor relationship with an issuer or trust and generally provide for the payment of interest (fixed, floating, or otherwise variable) and the repayment of principal, whether at maturity or over time. The Fund will generally seek to maintain a weighted average duration within 2.5 years (plus or minus) of the duration of the Bloomberg U.S. Aggregate Bond Index. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. As of December 31, 2025, the weighted average duration of the Fund and Bloomberg U.S. Aggregate Bond Index were 5.8 years and 6.0 years, respectively.

The Fund, under normal circumstances, will invest at least 65% percent of its total assets in investment grade debt securities, as rated by a nationally recognized statistical rating organization (“NRSRO”) when purchased, or if unrated, determined by MacKay Shields LLC, the Fund’s Subadvisor, to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities rated below investment grade by a NRSRO (such securities rated lower than BBB- and Baa3) or, if unrated, determined by the Subadvisor to be of comparable quality. Securities that are rated below investment grade by NRSROs are commonly referred to as “high-yield securities” or "junk bonds." If NRSROs assign different ratings for the same security, the Fund will use the higher rating for purposes of determining the credit quality. The Fund may invest in mortgage dollar rolls, to-be-announced ("TBA") securities transactions, variable rate notes and floating rate notes.

The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies. To the extent possible, the Fund will attempt to protect these investments against risks stemming from differences in foreign exchange rates.

The Fund may also invest in derivatives such as futures, options and swap agreements to try to enhance returns or reduce the risk of loss by hedging certain of its holdings. Commercial paper must be, when purchased, rated in the highest rating category by a NRSRO or if unrated, determined by the Subadvisor to be of comparable quality. The Fund's principal investments may have fixed or floating rates of interest.

Investment Process: In pursuing the Fund’s investment strategy, the Subadvisor conducts a continuous review of expected returns, yields and other information derived from a database which it maintains in managing fixed income portfolios.

Fundamental economic cycle analysis, credit quality and interest rate trends are the principal factors considered by the Subadvisor in managing the Fund and determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within the Fund's investment portfolio. The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Fund. Maturity duration shifts adjustments are based on a set of investment decisions that take into account a broad range of economic, fundamental and technical indicators.

The Subadvisor may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy, meaningful changes in the issuer's financial condition, and changes in the condition and outlook in the issuer's industry.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in bonds, which include all types of debt securities, such as: debt or debt-related securities issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international or supranational entities; debt securities issued by U.S. or foreign corporate entities; zero coupon bonds; municipal bonds; mortgage-related and other asset-backed securities; and loan participation interests. Debt securities are debt obligations and similar instruments that represent a creditor relationship with an issuer or trust and generally provide for the payment of interest (fixed, floating, or otherwise variable) and the repayment of principal, whether at maturity or over time. The Fund will generally seek to maintain a weighted average duration within 2.5 years (plus or minus) of the duration of the Bloomberg U.S. Aggregate Bond Index. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. As of December 31, 2025, the weighted average duration of the Fund and Bloomberg U.S. Aggregate Bond Index were 5.8 years and 6.0 years, respectively.The Fund, under normal circumstances, will invest at least 65% percent of its total assets in investment grade debt securities, as rated by a nationally recognized statistical rating organization (“NRSRO”) when purchased, or if unrated, determined by MacKay Shields LLC, the Fund’s Subadvisor, to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities rated below investment grade by a NRSRO (such securities rated lower than BBB- and Baa3) or, if unrated, determined by the Subadvisor to be of comparable quality. Securities that are rated below investment grade by NRSROs are commonly referred to as “high-yield securities” or "junk bonds." If NRSROs assign different ratings for the same security, the Fund will use the higher rating for purposes of determining the credit quality. The Fund may invest in mortgage dollar rolls, to-be-announced ("TBA") securities transactions, variable rate notes and floating rate notes. The Fund may invest up to 20% of its total assets in securities denominated in foreign currencies. To the extent possible, the Fund will attempt to protect these investments against risks stemming from differences in foreign exchange rates. The Fund may also invest in derivatives such as futures, options and swap agreements to try to enhance returns or reduce the risk of loss by hedging certain of its holdings. Commercial paper must be, when purchased, rated in the highest rating category by a NRSRO or if unrated, determined by the Subadvisor to be of comparable quality. The Fund's principal investments may have fixed or floating rates of interest. Investment Process: In pursuing the Fund’s investment strategy, the Subadvisor conducts a continuous review of expected returns, yields and other information derived from a database which it maintains in managing fixed income portfolios.Fundamental economic cycle analysis, credit quality and interest rate trends are the principal factors considered by the Subadvisor in managing the Fund and determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within the Fund's investment portfolio. The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Fund. Maturity duration shifts adjustments are based on a set of investment decisions that take into account a broad range of economic, fundamental and technical indicators.
NYLI Short Term Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in debt securities. Fixed income securities are debt obligations and similar instruments that represent a creditor relationship with an issuer or trust and generally provide for the payment of interest (fixed, floating, or otherwise variable) and the repayment of principal, whether at maturity or over time.

Under normal circumstances, the Fund invests at least 80% of net assets in investment grade quality bonds of various types as rated by a nationally recognized statistical rating organization (“NRSRO”) (such bonds rated BBB- or higher, or Baa3 or higher), or if unrated, judged to be of comparable quality by NYL Investors LLC, the Fund’s Subadvisor. The Fund may invest up to 20% of its net assets in bonds rated below investment grade by a NRSRO (such as bonds rated lower than BBB- and Baa3), commonly referred to as “high yield” or “junk” bonds. In the event NRSROs assign different ratings to the same security, the Fund will apply the lower rating if rated differently by two NRSROs, and will apply the middle rating if rated differently by three NRSROs.

The Fund's principal investments include investment grade corporate credit and securitized assets, including structured credit, collateralized loan obligations, asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations.

The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. Under normal conditions, the Fund will maintain its average dollar-weighted duration range between one and three years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.

The Fund may also invest in futures to seek to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Investment Process: In pursuing the Fund’s investment strategy, the Subadvisor conducts a continuous review of expected returns, yields and other information derived from a database which it maintains in managing fixed income portfolios.

Fundamental economic cycle analysis and credit quality are the principal factors considered by the Subadvisor in managing the Fund and determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within the Fund's investment portfolio.

The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Fund.

The Subadvisor may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy, meaningful changes in the issuer's financial condition, and changes in the condition and outlook in the issuer's industry.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in debt securities. Fixed income securities are debt obligations and similar instruments that represent a creditor relationship with an issuer or trust and generally provide for the payment of interest (fixed, floating, or otherwise variable) and the repayment of principal, whether at maturity or over time. Under normal circumstances, the Fund invests at least 80% of net assets in investment grade quality bonds of various types as rated by a nationally recognized statistical rating organization (“NRSRO”) (such bonds rated BBB- or higher, or Baa3 or higher), or if unrated, judged to be of comparable quality by NYL Investors LLC, the Fund’s Subadvisor. The Fund may invest up to 20% of its net assets in bonds rated below investment grade by a NRSRO (such as bonds rated lower than BBB- and Baa3), commonly referred to as “high yield” or “junk” bonds. In the event NRSROs assign different ratings to the same security, the Fund will apply the lower rating if rated differently by two NRSROs, and will apply the middle rating if rated differently by three NRSROs. The Fund's principal investments include investment grade corporate credit and securitized assets, including structured credit, collateralized loan obligations, asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations. The Fund attempts to manage interest rate risk through its management of the average duration of the securities it holds in its portfolio. Under normal conditions, the Fund will maintain its average dollar-weighted duration range between one and three years. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates.The Fund may also invest in futures to seek to enhance returns or reduce the risk of loss by hedging certain of its holdings.
NYLI MacKay Arizona Muni Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and Arizona income taxes. Municipal bonds are a financing tool to fund a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).

Municipal bonds are generally debt obligations issued by or on behalf of states, territories and possessions of the United States, and their political subdivisions, agencies and instrumentalities that provide income free from federal, state and potentially local income taxes. If the interest on a particular municipal bond is exempt from federal and Arizona income taxes, the Fund will treat the bond as qualifying for purposes of the 80% policy even though the issuer of the bond may be located outside of Arizona. Municipal bonds include general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest up to 20% of its net assets in municipal bonds subject to the federal alternative minimum tax, and municipal bonds that pay interest that is subject to federal and Arizona income taxes.

Although the Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds, MacKay Shields LLC, the Fund's Subadvisor, intends to invest primarily in investment grade quality bonds as rated by at least one nationally recognized statistical rating organization (“NRSRO”) or if unrated, judged to be of comparable quality by the Subadvisor. The Fund may invest up to 20% of its net assets in municipal bonds that are rated below investment grade (commonly referred to as “high-yield securities” or “junk bonds”) as rated by at least one NRSRO, including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by a NRSRO, or if unrated, judged to be of comparable quality by the Subadvisor (“distressed securities”). If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security's credit quality.

The Fund may invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities. The Fund will seek to maintain a portfolio dollar-weighted average duration of 3-10 years, although the Fund may invest in instruments of any duration or maturity.

If the supply of Arizona state tax exempt municipal bonds is insufficient to meet the Fund’s investment needs, the Fund may invest in municipal bonds issued by other states. Municipal bonds issued by other states purchased by the Fund will generally be exempt from federal income taxes, but may not be exempt from Arizona income taxes.

The Fund may invest in futures, options and swap agreements to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings.

Investment Process: In selecting investments, the Subadvisor analyzes the credit quality of issuers and considers the yields available on municipal bonds with different maturities.

The Subadvisor uses active management in an effort to identify municipal bonds it believes to be mispriced and to build a consistent yield advantage. The Subadvisor focuses on reducing volatility through a disciplined investment process, which includes fundamental, “bottom-up” credit research and risk management. In addition, the Subadvisor reviews macroeconomic events, technicals in the municipal market, and tax policies and analyzes individual municipal securities and sectors.

The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks with respect to municipal bonds, including environmental, social and governance (“ESG”) risks. “ESG risks” are defined as environmental, social or governance events or conditions that, if they occur, could cause an actual or a potential material negative impact on the value of the investment. Certain ESG factors may be more relevant for certain sectors or issuers than others. Factors considered by the Subadvisor may include an issuer’s exposure to or management of climate risk, energy resources, community and/or employee relations, demographic shifts, cybersecurity, regulation and financial management of policies and procedures. In addition to proprietary research, the Subadvisor may use screening tools such as those provided by third-party providers and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors, industries or individual issuers are explicitly excluded from the Fund.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer's financial condition.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and Arizona income taxes. Municipal bonds are a financing tool to fund a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).Municipal bonds are generally debt obligations issued by or on behalf of states, territories and possessions of the United States, and their political subdivisions, agencies and instrumentalities that provide income free from federal, state and potentially local income taxes. If the interest on a particular municipal bond is exempt from federal and Arizona income taxes, the Fund will treat the bond as qualifying for purposes of the 80% policy even though the issuer of the bond may be located outside of Arizona. Municipal bonds include general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest up to 20% of its net assets in municipal bonds subject to the federal alternative minimum tax, and municipal bonds that pay interest that is subject to federal and Arizona income taxes. Although the Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds, MacKay Shields LLC, the Fund's Subadvisor, intends to invest primarily in investment grade quality bonds as rated by at least one nationally recognized statistical rating organization (“NRSRO”) or if unrated, judged to be of comparable quality by the Subadvisor. The Fund may invest up to 20% of its net assets in municipal bonds that are rated below investment grade (commonly referred to as “high-yield securities” or “junk bonds”) as rated by at least one NRSRO, including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by a NRSRO, or if unrated, judged to be of comparable quality by the Subadvisor (“distressed securities”). If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security's credit quality. The Fund may invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities. The Fund will seek to maintain a portfolio dollar-weighted average duration of 3-10 years, although the Fund may invest in instruments of any duration or maturity.
NYLI MacKay California Muni Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and California income taxes. Municipal bonds are a financing tool to fund a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security.

Municipal bonds are generally debt obligations issued by or on behalf of states, territories and possessions of the United States, and their political subdivisions, agencies and instrumentalities that provide income free from federal, state and potentially local income taxes. If the interest on a particular municipal bond is exempt from federal and California income taxes, the Fund will treat the bond as qualifying for purposes of the 80% policy even though the issuer of the bond may be located outside of California. Municipal bonds include, among other instruments, general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest up to 20% of its net assets in municipal bonds subject to the federal alternative minimum tax, and municipal bonds that pay interest that is subject to federal and California income taxes.

Although the Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds, MacKay Shields LLC, the Fund's Subadvisor, intends to invest primarily in investment grade quality bonds as rated by at least one nationally recognized statistical rating organization (“NRSRO”) or if unrated, judged to be of comparable quality by the Subadvisor. The Fund may invest up to 20% of its net assets in municipal bonds that are rated below investment grade (commonly referred to as “high-yield securities” or “junk bonds”) as rated by at least one NRSRO, including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by a NRSRO, or if unrated, judged to be of comparable quality by the Subadvisor (“distressed securities”). If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security's credit quality.

The Fund may invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities. The Fund generally invests in municipal bonds that have a maturity of five years or longer at the time of purchase.

If the supply of California state tax exempt municipal bonds is insufficient to meet the Fund’s investment needs, the Fund may invest in municipal bonds issued by other states. Municipal bonds issued by other states purchased by the Fund will generally be exempt from federal income taxes, but may not be exempt from California income taxes.

The Fund may invest in derivatives, such as futures, options and swap agreements to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings.

Investment Process: In choosing investments, the Subadvisor analyzes the credit quality of issuers and considers the yields available on municipal bonds with different maturities.

The Subadvisor uses active management in an effort to identify municipal bonds it believes to be mispriced and to build a consistent yield advantage. The Subadvisor focuses on reducing volatility through a disciplined investment process, which includes fundamental, “bottom-up” credit research and risk management. In addition, the Subadvisor reviews macroeconomic events, technicals in the municipal market, tax policies and analyzes individual municipal securities and sectors. The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Fund.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer's financial condition.

NYLI MacKay Colorado Muni Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and Colorado income taxes. Municipal bonds are a financing tool to fund a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).

Municipal bonds are generally debt obligations issued by or on behalf of states, territories and possessions of the United States, and their political subdivisions, agencies and instrumentalities that provide income free from federal, state and potentially local income taxes. If the interest on a particular municipal bond is exempt from federal and Colorado income taxes, the Fund will treat the bond as qualifying for purposes of the 80% policy even though the issuer of the bond may be located outside of Colorado. Municipal bonds include general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest up to 20% of its net assets in municipal bonds subject to the federal alternative minimum tax, and municipal bonds that pay interest that is subject to federal and Colorado income taxes.

Although the Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds, MacKay Shields LLC, the Fund's Subadvisor, intends to invest primarily in investment grade quality bonds as rated by at least one nationally recognized statistical rating organization (“NRSRO”) or if unrated, judged to be of comparable quality by the Subadvisor. The Fund may invest up to 20% of its net assets in municipal bonds that are rated below investment grade (commonly referred to as “high-yield securities” or “junk bonds”) as rated by at least one NRSRO, including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by a NRSRO, or if unrated, judged to be of comparable quality by the Subadvisor (“distressed securities”). If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security's credit quality.

The Fund may invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities. The Fund will seek to maintain a portfolio dollar-weighted average duration of 3-10 years, although the Fund may invest in instruments of any duration or maturity.

If the supply of Colorado state tax exempt municipal bonds is insufficient to meet the Fund’s investment needs, the Fund may invest in municipal bonds issued by other states. Municipal bonds issued by other states purchased by the Fund will generally be exempt from federal income taxes, but may not be exempt from Colorado income taxes.

The Fund may invest in futures, options and swap agreements to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings.

Investment Process: In selecting investments, the Subadvisor analyzes the credit quality of issuers and considers the yields available on municipal bonds with different maturities.

The Subadvisor uses active management in an effort to identify municipal bonds it believes to be mispriced and to build a consistent yield advantage. The Subadvisor focuses on reducing volatility through a disciplined investment process, which includes fundamental, “bottom-up” credit research and risk management. In addition, the Subadvisor reviews macroeconomic events, technicals in the municipal market, and tax policies and analyzes individual municipal securities and sectors.

The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks with respect to municipal bonds, including environmental, social and governance (“ESG”) risks. “ESG risks” are defined as environmental, social or governance events or conditions that, if they occur, could cause an actual or a potential material negative impact on the value of the investment. Certain ESG factors may be more relevant for certain sectors or issuers than others. Factors considered by the Subadvisor may include an issuer’s exposure to or management of climate risk, energy resources, community and/or employee relations, demographic shifts, cybersecurity, regulation and financial management of policies and procedures. In addition to proprietary research, the Subadvisor may use screening tools such as those provided by third-party providers and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors, industries or individual issuers are explicitly excluded from the Fund.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer's financial condition.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and Colorado income taxes. Municipal bonds are a financing tool to fund a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).Municipal bonds are generally debt obligations issued by or on behalf of states, territories and possessions of the United States, and their political subdivisions, agencies and instrumentalities that provide income free from federal, state and potentially local income taxes. If the interest on a particular municipal bond is exempt from federal and Colorado income taxes, the Fund will treat the bond as qualifying for purposes of the 80% policy even though the issuer of the bond may be located outside of Colorado. Municipal bonds include general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest up to 20% of its net assets in municipal bonds subject to the federal alternative minimum tax, and municipal bonds that pay interest that is subject to federal and Colorado income taxes. Although the Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds, MacKay Shields LLC, the Fund's Subadvisor, intends to invest primarily in investment grade quality bonds as rated by at least one nationally recognized statistical rating organization (“NRSRO”) or if unrated, judged to be of comparable quality by the Subadvisor. The Fund may invest up to 20% of its net assets in municipal bonds that are rated below investment grade (commonly referred to as “high-yield securities” or “junk bonds”) as rated by at least one NRSRO, including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by a NRSRO, or if unrated, judged to be of comparable quality by the Subadvisor (“distressed securities”). If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security's credit quality. The Fund may invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities. The Fund will seek to maintain a portfolio dollar-weighted average duration of 3-10 years, although the Fund may invest in instruments of any duration or maturity.
NYLI MacKay High Yield Muni Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds. Municipal bonds are a financing tool to fund a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. The Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds.

Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying entity/issuer that pays interest that is, in the opinion of bond counsel to the issuers, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax). Municipal bonds include, among other instruments, general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. Issuers may be states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities.

Although the Fund may invest in municipal bonds in any rating category, MacKay Shields LLC, the Fund's Subadvisor, intends to invest at least 65% of the Fund's net assets in medium- to low-quality bonds as rated by a nationally recognized statistical rating organization (“NRSRO”) or if unrated, judged to be of comparable quality by the Subadvisor. The Fund may invest up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by a NRSRO or if unrated, judged to be of comparable quality by the Subadvisor ("distressed securities"). Some obligations rated below investment grade are commonly referred to as "junk bonds." It is possible that the Fund could invest up to 100% of its net assets in these securities. However, the Fund reserves the right to invest less than 65% of its net assets in medium- to low-quality bonds if the Subadvisor determines that there is an insufficient supply of such obligations available that are appropriate for investment or for temporary defensive measures. The Fund will generally invest in municipal bonds that have a maturity of five years or longer at the time of purchase. If NRSROs assign different ratings to the same security, the Fund will use the lower rating for purposes of determining the security's credit quality.

The Fund may also invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities. Some of the Fund's earnings may be subject to federal income tax and most may be subject to state and local taxes.

The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. Industrial development bonds issued after August 7, 1986, as well as certain other bonds, are now classified as "private activity bonds." Some, but not all, private activity bonds issued after that date qualify to pay tax-exempt interest.

The Fund may invest in derivatives, such as futures, options and swap agreements to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings.

Investment Process: In choosing investments, the Subadvisor analyzes the credit quality of issuers and considers the yields available on municipal bonds with different maturities.

The Subadvisor uses active management in an effort to identify tax-exempt securities it believes to be mispriced and to build a consistent yield advantage. The Subadvisor focuses on reducing volatility through a disciplined investment process which includes fundamental, "bottom-up" credit research and risk management. In addition, the Subadvisor reviews macroeconomic events, technicals in the municipal market, tax policies and analyzes individual municipal securities and sectors. The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Fund.

Generally, the Fund will invest in distressed securities when the Subadvisor believes that such an investment offers significant potential for higher returns or can be exchanged for other securities that offer this potential. However, the Fund cannot guarantee that it will achieve these returns or that an issuer will make an exchange offer or emerge from bankruptcy.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objectives of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer's financial condition.

NYLI MacKay New York Muni Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and New York income taxes. Municipal bonds are a financing tool to fund a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security.

Municipal bonds are generally debt obligations issued by or on behalf of states, territories and possessions of the United States, and their political subdivisions, agencies and instrumentalities that provide income free from federal, state and potentially local income taxes. If the interest on a particular municipal bond is exempt from federal and New York income taxes, the Fund will treat the bond as qualifying for purposes of the 80% policy even though the issuer of the bond may be located outside of New York. Municipal bonds include, among other instruments, general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest up to 20% of its net assets in municipal bonds subject to the federal alternative minimum tax, and municipal bonds that pay interest that is subject to federal and New York income taxes.

Although the Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds, MacKay Shields LLC, the Fund's Subadvisor, intends to invest primarily in investment grade quality bonds as rated by at least one nationally recognized statistical rating organization (“NRSRO”) or if unrated, judged to be of comparable quality by the Subadvisor. The Fund may invest up to 20% of its net assets in municipal bonds that are rated below investment grade (commonly referred to as “high-yield securities” or “junk bonds”) as rated by at least one NRSRO, including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by a NRSRO, or if unrated, judged to be of comparable quality by the Subadvisor (“distressed securities”). If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security's credit quality.

The Fund may invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities. The Fund generally invests in municipal bonds that have a maturity of five years or longer at the time of purchase.

If the supply of New York state tax exempt municipal bonds is insufficient to meet the Fund’s investment needs, the Fund may invest in municipal bonds issued by other states. Municipal bonds issued by other states purchased by the Fund will generally be exempt from federal income taxes, but may not be exempt from New York income taxes.

The Fund may invest in derivatives, such as futures, options and swap agreements to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings.

Investment Process: In choosing investments, the Subadvisor analyzes the credit quality of issuers and considers the yields available on municipal bonds with different maturities.

The Subadvisor uses active management in an effort to identify municipal bonds it believes to be mispriced and to build a consistent yield advantage. The Subadvisor focuses on reducing volatility through a disciplined investment process, which includes fundamental, “bottom-up” credit research and risk management. In addition, the Subadvisor reviews macroeconomic events, technicals in the municipal market, tax policies and analyzes individual municipal securities and sectors. The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Fund.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer's financial condition.

NYLI MacKay Oregon Muni Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and Oregon income taxes. Municipal bonds are a financing tool to fund a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).

Municipal bonds are generally debt obligations issued by or on behalf of states, territories and possessions of the United States, and their political subdivisions, agencies and instrumentalities that provide income free from federal, state and potentially local income taxes. If the interest on a particular municipal bond is exempt from federal and Oregon income taxes, the Fund will treat the bond as qualifying for purposes of the 80% policy even though the issuer of the bond may be located outside of Oregon. Municipal bonds include general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest up to 20% of its net assets in municipal bonds subject to the federal alternative minimum tax, and municipal bonds that pay interest that is subject to federal and Oregon income taxes.

Although the Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds, MacKay Shields LLC, the Fund's Subadvisor, intends to invest primarily in investment grade quality bonds as rated by at least one nationally recognized statistical rating organization (“NRSRO”) or if unrated, judged to be of comparable quality by the Subadvisor. The Fund may invest up to 20% of its net assets in municipal bonds that are rated below investment grade (commonly referred to as “high-yield securities” or “junk bonds”) as rated by at least one NRSRO, including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by a NRSRO, or if unrated, judged to be of comparable quality by the Subadvisor (“distressed securities”). If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security's credit quality.

The Fund may invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities. The Fund will seek to maintain a portfolio dollar-weighted average duration of 3-10 years, although the Fund may invest in instruments of any duration or maturity.

If the supply of Oregon state tax exempt municipal bonds is insufficient to meet the Fund’s investment needs, the Fund may invest in municipal bonds issued by other states. Municipal bonds issued by other states purchased by the Fund will generally be exempt from federal income taxes, but may not be exempt from Oregon income taxes.

The Fund may invest in futures, options and swap agreements to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings.

Investment Process: In selecting investments, the Subadvisor analyzes the credit quality of issuers and considers the yields available on municipal bonds with different maturities.

The Subadvisor uses active management in an effort to identify municipal bonds it believes to be mispriced and to build a consistent yield advantage. The Subadvisor focuses on reducing volatility through a disciplined investment process, which includes fundamental, “bottom-up” credit research and risk management. In addition, the Subadvisor reviews macroeconomic events, technicals in the municipal market, and tax policies and analyzes individual municipal securities and sectors.

The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks with respect to municipal bonds, including environmental, social and governance (“ESG”) risks. “ESG risks” are defined as environmental, social or governance events or conditions that, if they occur, could cause an actual or a potential material negative impact on the value of the investment. Certain ESG factors may be more relevant for certain sectors or issuers than others. Factors considered by the Subadvisor may include an issuer’s exposure to or management of climate risk, energy resources, community and/or employee relations, demographic shifts, cybersecurity, regulation and financial management of policies and procedures. In addition to proprietary research, the Subadvisor may use screening tools such as those provided by third-party providers and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors, industries or individual issuers are explicitly excluded from the Fund.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer's financial condition.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and Oregon income taxes. Municipal bonds are a financing tool to fund a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).Municipal bonds are generally debt obligations issued by or on behalf of states, territories and possessions of the United States, and their political subdivisions, agencies and instrumentalities that provide income free from federal, state and potentially local income taxes. If the interest on a particular municipal bond is exempt from federal and Oregon income taxes, the Fund will treat the bond as qualifying for purposes of the 80% policy even though the issuer of the bond may be located outside of Oregon. Municipal bonds include general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest up to 20% of its net assets in municipal bonds subject to the federal alternative minimum tax, and municipal bonds that pay interest that is subject to federal and Oregon income taxes. Although the Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds, MacKay Shields LLC, the Fund's Subadvisor, intends to invest primarily in investment grade quality bonds as rated by at least one nationally recognized statistical rating organization (“NRSRO”) or if unrated, judged to be of comparable quality by the Subadvisor. The Fund may invest up to 20% of its net assets in municipal bonds that are rated below investment grade (commonly referred to as “high-yield securities” or “junk bonds”) as rated by at least one NRSRO, including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by a NRSRO, or if unrated, judged to be of comparable quality by the Subadvisor (“distressed securities”). If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security's credit quality. The Fund may invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities. The Fund will seek to maintain a portfolio dollar-weighted average duration of 3-10 years, although the Fund may invest in instruments of any duration or maturity.
NYLI MacKay Short Term Muni Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal debt securities, which include debt obligations issued by or on behalf of a government entity or other qualifying entity/issuer that pays interest that is, in the opinion of bond counsel to the issuers, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax). Municipal debt securities are a financing tool to fund a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. The Fund invests in an actively managed, diversified portfolio of tax-exempt municipal debt securities.

Municipal debt securities include bonds issued by, or on behalf of, the District of Columbia, the states, the territories (including Puerto Rico, Guam and the U.S. Virgin Islands), commonwealths and possessions of the United States and their political subdivisions, and agencies, authorities and instrumentalities. Municipal debt securities also include, among other instruments, general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. All distributions by the Fund, including any distributions derived from tax-exempt municipal obligations, may be includible in taxable income for purposes of the federal alternative minimum tax.

The Fund invests in investment grade securities as rated by a nationally recognized statistical rating organization (“NRSRO”), such as rated BBB- Baa3 or better at the time of purchase, or if unrated, determined to be of comparable quality by MacKay Shields LLC, the Fund's Subadvisor; and invests in commercial paper only if rated in the top two highest rating categories by a NRSRO, such as A-1 to A-2 or Prime-1 to Prime-2 at the time of purchase, or if unrated, determined by the Subadvisor to be of comparable quality. If NRSROs assign different ratings for the same security, the Fund will use the higher rating for purposes of determining the credit quality.

The Fund may also invest up to 10% of its net assets in taxable municipal debt securities.

The Fund's principal investments may have fixed, variable or floating interest rates and include: tax-exempt and taxable municipal securities; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; certificates of deposit, time deposits and bankers' acceptances issued by U.S. banks or savings and loan associations; and debt securities issued by corporate entities, governments and agencies, and supranational organizations. The Fund may also invest in municipal debt securities with special features, such as put rights, which allow the Fund to sell a security at a predetermined price. Normally, the Fund will have a dollar-weighted average maturity of three years or less.

The Fund may invest in derivatives, such as futures, options and swap agreements to seek enhanced returns or to seek to reduce the risk of loss by hedging certain of its holdings.

Investment Process: The Subadvisor seeks to allocate investments primarily across the tax-exempt debt market, but can also utilize the taxable debt markets. Allocations to the tax-exempt and taxable debt markets are based on the current economic environment, the level of absolute and relative yields, and the Subadvisor’s interest rate outlook.

The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, the Subadvisor may use screening tools and, to the extent available, third party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Fund.

The Subadvisor may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund, which may be determined by an evaluation of economic conditions, the issuer's financial condition, or relative yield and return expectations.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal debt securities, which include debt obligations issued by or on behalf of a government entity or other qualifying entity/issuer that pays interest that is, in the opinion of bond counsel to the issuers, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax). Municipal debt securities are a financing tool to fund a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. The Fund invests in an actively managed, diversified portfolio of tax-exempt municipal debt securities. Municipal debt securities include bonds issued by, or on behalf of, the District of Columbia, the states, the territories (including Puerto Rico, Guam and the U.S. Virgin Islands), commonwealths and possessions of the United States and their political subdivisions, and agencies, authorities and instrumentalities. Municipal debt securities also include, among other instruments, general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. All distributions by the Fund, including any distributions derived from tax-exempt municipal obligations, may be includible in taxable income for purposes of the federal alternative minimum tax.The Fund invests in investment grade securities as rated by a nationally recognized statistical rating organization (“NRSRO”), such as rated BBB- Baa3 or better at the time of purchase, or if unrated, determined to be of comparable quality by MacKay Shields LLC, the Fund's Subadvisor; and invests in commercial paper only if rated in the top two highest rating categories by a NRSRO, such as A-1 to A-2 or Prime-1 to Prime-2 at the time of purchase, or if unrated, determined by the Subadvisor to be of comparable quality. If NRSROs assign different ratings for the same security, the Fund will use the higher rating for purposes of determining the credit quality.
NYLI MacKay Strategic Muni Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus borrowings for investment purposes) in municipal bonds, the income from which is exempt from federal income tax. Municipal bonds are a financing tool to fund a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. The Fund will seek to maintain a portfolio dollar-weighted average duration of 3 to 10 years, although the Fund may invest in instruments of any duration or maturity. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Fund will invest, under normal circumstances, at least 65% of its net assets in investment grade quality bonds as rated by a nationally recognized statistical rating organization (“NRSRO”) (such as bonds rated BBB- or higher, or Baa3 or higher), or if unrated, judged to be of comparable quality by MacKay Shields LLC, the Fund's Subadvisor. The Fund may invest up to 35% of its net assets in municipal bonds rated below investment grade by an NRSRO, commonly referred to as “high yield” or “junk” bonds, including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by an NRSRO (such as bonds rated D) (“distressed securities”), or if unrated, judged to be of comparable quality by the Subadvisor. If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality.

The Fund may not invest more than 20% of its net assets in investments subject to the federal alternative minimum tax. Some of the Fund's earnings may be subject to federal tax and most may be subject to state and local taxes.

The Fund may invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities (for example, securities whose issuers are located in the same state).

The Fund may invest in privately issued securities.

The Fund may invest in futures, options and swap agreements to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings.

Investment Process: The Subadvisor employs a relative value research-driven approach in seeking to achieve the Fund's investment objective. The Subadvisor's strategies include duration management, sector allocation, yield curve positioning and buy/sell trade execution. The Subadvisor may engage in various portfolio strategies to seek to achieve the Fund's investment objective, to enhance the Fund's investment return and to hedge the portfolio against adverse effects from movements in interest rates and in the securities markets.

The Subadvisor uses active management in an effort to identify mispriced tax-exempt securities and build a consistent yield advantage. The Subadvisor focuses on reducing volatility through a disciplined investment process which includes fundamental, “bottom-up” credit research and risk management. In addition, the Subadvisor reviews macroeconomic events, technicals in the municipal market and tax policies, and analyzes individual municipal securities and sectors.

The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks, with respect to municipal bonds, including environmental, social and governance (“ESG”) risks. “ESG risks” are defined as environmental, social or governance events or conditions that, if they occur, could cause an actual or a potential material negative impact on the value of the investment. Certain ESG factors may be more relevant for certain sectors or issuers than others. Factors considered by the Subadvisor may include an issuer’s exposure to or management of climate risk, energy resources, community and/or employee relations, demographic shifts, cybersecurity, regulation and financial management of policies and procedures. In addition to proprietary research, the Subadvisor may use screening tools such as those provided by third-party service providers and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors, industries or individual issuers are explicitly excluded from the Fund.

On an ongoing basis, the Subadvisor meets to discuss and, where necessary, make changes to the Fund’s portfolio allocations. Typically, the Subadvisor considers a number of factors including overall market conditions, and the economic, technical, fundamental and regulatory factors that influence the relative value of municipal securities. In addition to setting target guidelines with respect to yield curve positioning, quality distribution, sector weights and individual security exposures, the Subadvisor will establish the Fund’s target allocation between investment grade municipal securities and high yield municipal securities. The asset allocation decision is based on the Subadvisor’s subjective assessment of the risk-adjusted expected returns of investment grade securities and high yield municipal securities over the next twelve to eighteen months.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer's financial condition.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus borrowings for investment purposes) in municipal bonds, the income from which is exempt from federal income tax. Municipal bonds are a financing tool to fund a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. The Fund will seek to maintain a portfolio dollar-weighted average duration of 3 to 10 years, although the Fund may invest in instruments of any duration or maturity. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.
NYLI MacKay Utah Muni Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and Utah income taxes. Municipal bonds are a financing tool to fund a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. These obligations are issued by the State of Utah, its counties and various other local authorities, certain other governmental issuers, and by other states and entities that do not tax interest from obligations issued by the State of Utah. These obligations also include obligations issued by other states, the interest on which is exempt, in the opinion of bond counsel or other appropriate counsel, from regular Federal income tax and, pursuant to Utah statutory authority, from Utah individual (but not corporate) income taxes. Municipal bonds of states other than Utah will not be treated as qualifying for the purposes of the 80% policy, to the extent the interest on the municipal bond is not exempt from Utah income tax. Under normal circumstances, at least 50% of the Fund’s assets will consist of obligations of Utah-based issuers. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).

Municipal bonds are generally debt obligations issued by or on behalf of states, territories and possessions of the United States, and their political subdivisions, agencies and instrumentalities that provide income free from federal, state and potentially local income taxes. If the interest on a particular municipal bond is exempt from federal and Utah income taxes, the Fund will treat the bond as qualifying for purposes of the 80% policy even though the issuer of the bond may be located outside of Utah. Municipal bonds include general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest up to 20% of its net assets in municipal bonds subject to the federal alternative minimum tax, and municipal bonds that pay interest that is subject to federal and Utah income taxes.

Although the Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds, MacKay Shields LLC, the Fund's Subadvisor, intends to invest primarily in investment grade quality bonds as rated by at least one nationally recognized statistical rating organization (“NRSRO”) or if unrated, judged to be of comparable quality by the Subadvisor. The Fund may invest up to 20% of its net assets in municipal bonds that are rated below investment grade (commonly referred to as “high-yield securities” or “junk bonds”) as rated by at least one NRSRO, including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by a NRSRO, or if unrated, judged to be of comparable quality by the Subadvisor (“distressed securities”). If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security's credit quality.

The Fund may invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities. The Fund will seek to maintain a portfolio dollar-weighted average duration of 3-10 years, although the Fund may invest in instruments of any duration or maturity.

If the supply of Utah state tax exempt municipal bonds is insufficient to meet the Fund’s investment needs, the Fund may invest in municipal bonds issued by other states. Municipal bonds issued by other states purchased by the Fund will generally be exempt from federal income taxes, but may not be exempt from Utah income taxes.

The Fund may invest in futures, options and swap agreements to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings.

Investment Process: In selecting investments, the Subadvisor analyzes the credit quality of issuers and considers the yields available on municipal bonds with different maturities.

The Subadvisor uses active management in an effort to identify municipal bonds it believes to be mispriced and to build a consistent yield advantage. The Subadvisor focuses on reducing volatility through a disciplined investment process, which includes fundamental, “bottom-up” credit research and risk management. In addition, the Subadvisor reviews macroeconomic events, technicals in the municipal market, and tax policies and analyzes individual municipal securities and sectors.

The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks with respect to municipal bonds, including environmental, social and governance (“ESG”) risks. “ESG risks” are defined as environmental, social or governance events or conditions that, if they occur, could cause an actual or a potential material negative impact on the value of the investment. Certain ESG factors may be more relevant for certain sectors or issuers than others. Factors considered by the Subadvisor may include an issuer’s exposure to or management of climate risk, energy resources, community and/or employee relations, demographic shifts, cybersecurity, regulation and financial management of policies and procedures. In addition to proprietary research, the Subadvisor may use screening tools such as those provided by third-party providers and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors, industries or individual issuers are explicitly excluded from the Fund.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer's financial condition.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and Utah income taxes. Municipal bonds are a financing tool to fund a variety of public and private purposes, including general financing for state and local governments, financing for eligible non-profit organizations, or financing for a specific project or public facility. Municipal securities usually pay a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. These obligations are issued by the State of Utah, its counties and various other local authorities, certain other governmental issuers, and by other states and entities that do not tax interest from obligations issued by the State of Utah. These obligations also include obligations issued by other states, the interest on which is exempt, in the opinion of bond counsel or other appropriate counsel, from regular Federal income tax and, pursuant to Utah statutory authority, from Utah individual (but not corporate) income taxes. Municipal bonds of states other than Utah will not be treated as qualifying for the purposes of the 80% policy, to the extent the interest on the municipal bond is not exempt from Utah income tax. Under normal circumstances, at least 50% of the Fund’s assets will consist of obligations of Utah-based issuers. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).Municipal bonds are generally debt obligations issued by or on behalf of states, territories and possessions of the United States, and their political subdivisions, agencies and instrumentalities that provide income free from federal, state and potentially local income taxes. If the interest on a particular municipal bond is exempt from federal and Utah income taxes, the Fund will treat the bond as qualifying for purposes of the 80% policy even though the issuer of the bond may be located outside of Utah. Municipal bonds include general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest up to 20% of its net assets in municipal bonds subject to the federal alternative minimum tax, and municipal bonds that pay interest that is subject to federal and Utah income taxes. Although the Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds, MacKay Shields LLC, the Fund's Subadvisor, intends to invest primarily in investment grade quality bonds as rated by at least one nationally recognized statistical rating organization (“NRSRO”) or if unrated, judged to be of comparable quality by the Subadvisor. The Fund may invest up to 20% of its net assets in municipal bonds that are rated below investment grade (commonly referred to as “high-yield securities” or “junk bonds”) as rated by at least one NRSRO, including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by a NRSRO, or if unrated, judged to be of comparable quality by the Subadvisor (“distressed securities”). If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security's credit quality. The Fund may invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities. The Fund will seek to maintain a portfolio dollar-weighted average duration of 3-10 years, although the Fund may invest in instruments of any duration or maturity.
NYLI Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests approximately 60% of its assets (net assets plus any borrowings for investment purposes) in stocks and 40% of its assets in fixed-income securities (such as bonds) and cash equivalents. Although this 60/40 ratio may vary, under normal market conditions, the Fund has adopted a fundamental policy that it will be a "balanced" fund. This fundamental policy cannot be changed without the approval of the Fund's shareholders. As a "balanced" fund, the Fund will invest at least 25% of the value of its assets (net assets plus any borrowings for investment purposes) in fixed-income securities. Asset allocation decisions are made by New York Life Investment Management LLC, the Fund’s Manager, based on its tactical view of the market. The Fund may invest in exchange-traded funds (“ETFs”), including ETFs advised by affiliates of the Manager and ETFs advised by unaffiliated advisers, to facilitate rebalancing the Fund’s allocation between equity and fixed-income exposures.

The Fund may invest up to 20% of its net assets in foreign securities, but only in such securities that NYL Investors LLC (“NYL Investors”), the Subadvisor for the fixed-income portion of the Fund, and Wellington Management Company LLP (“Wellington”), the Subadvisor for the equity portion of the Fund, select in accordance with each Subadvisor's investment process described below. The Fund may also invest in derivatives, such as futures and options, to try to enhance returns or reduce the risk of loss by hedging certain of its holdings.

Under normal market conditions, the Subadvisors seek to keep the portfolio fully invested rather than taking temporary cash positions with respect to their portions of the Fund's assets. The Subadvisors will sell a security if it becomes relatively overvalued, if better opportunities are identified, or if they determine that the initial investment expectations are not being met.

Equity Investment Process: Wellington invests in equity securities issued by companies of any size or market capitalization range. While Wellington does not limit its investments to issuers within a particular capitalization range, it generally invests in large capitalization companies (as represented by the market cap range of the Russell 1000® Index, which ranged from $1.0 billion to $4.5 trillion as of December 31, 2025). Wellington may invest in securities of foreign issuers, including emerging market securities. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk," (or similar designation) as determined by a third-party such as Bloomberg. Wellington defines emerging market countries as those countries that are included in the MSCI Emerging Markets Index.

Wellington seeks to identify companies that are financially sound but temporarily out-of-favor, and that provide above-average potential total returns at below average valuations. Wellington employs a “bottom-up” approach to investment research, and seeks to capitalize on investor behavioral biases by investing in companies with an attractive combination of valuation, quality and capital return, and by taking a long-term view. Quality can be assessed across metrics including free cash flow margin, return on invested capital and net debt to EBITDA (earning before interest, taxes, depreciation and amortization). Wellington may sell stocks when Wellington’s target price is achieved, Wellington’s fundamental outlook with respect to the stock has changed, or in the event Wellington believes more attractive investment alternatives exist.

To better assess strategic business issues that impact the performance of a company, Wellington may also give consideration to financially material environmental, social and/or governance (“ESG”) factors. Wellington has discretion to determine the materiality of, as well as the level at which, financially relevant ESG factors are imbedded into its overall fundamental analysis when making an investment decision.

Fixed-Income Investment Process: In pursuing the Fund’s investment strategy, NYL Investors conducts a continuous review of expected returns, yields and other information derived from a database which it maintains in managing fixed income portfolios.

Fundamental economic cycle analysis, credit quality and interest rate trends are the principal factors considered by NYL Investors in managing the Fund and determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector within the Fund's investment portfolio. NYL Investors’ investment process includes a risk analysis that gives consideration to a variety of security-specific risks, including but not limited to, environmental, social and governance (“ESG”) risks that may have a material impact on the performance of a security. In addition to proprietary research, NYL Investors may use screening tools and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. NYL Investors’ consideration of ESG risk is weighed against other criteria and no sectors or industries are explicitly excluded from the Fund. Maturity duration shifts adjustments are based on a set of investment decisions that take into account a broad range of economic, fundamental and technical indicators.

NYL Investors may sell a security if it no longer believes that the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, NYL Investors may evaluate, among other things, the condition of the economy, meaningful changes in the issuer's financial condition, and changes in the condition and outlook in the issuer's industry.

Strategy Portfolio Concentration [Text]	The Fund invests approximately 60% of its assets (net assets plus any borrowings for investment purposes) in stocks and 40% of its assets in fixed-income securities (such as bonds) and cash equivalents. Although this 60/40 ratio may vary, under normal market conditions, the Fund has adopted a fundamental policy that it will be a "balanced" fund. This fundamental policy cannot be changed without the approval of the Fund's shareholders. As a "balanced" fund, the Fund will invest at least 25% of the value of its assets (net assets plus any borrowings for investment purposes) in fixed-income securities. Asset allocation decisions are made by New York Life Investment Management LLC, the Fund’s Manager, based on its tactical view of the market. The Fund may invest in exchange-traded funds (“ETFs”), including ETFs advised by affiliates of the Manager and ETFs advised by unaffiliated advisers, to facilitate rebalancing the Fund’s allocation between equity and fixed-income exposures.The Fund may invest up to 20% of its net assets in foreign securities, but only in such securities that NYL Investors LLC (“NYL Investors”), the Subadvisor for the fixed-income portion of the Fund, and Wellington Management Company LLP (“Wellington”), the Subadvisor for the equity portion of the Fund, select in accordance with each Subadvisor's investment process described below. The Fund may also invest in derivatives, such as futures and options, to try to enhance returns or reduce the risk of loss by hedging certain of its holdings. Under normal market conditions, the Subadvisors seek to keep the portfolio fully invested rather than taking temporary cash positions with respect to their portions of the Fund's assets. The Subadvisors will sell a security if it becomes relatively overvalued, if better opportunities are identified, or if they determine that the initial investment expectations are not being met.
NYLI MacKay Short Duration High Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in high-yield debt securities that are rated below investment grade by a nationally recognized statistical rating organization (“NRSRO”) or that are unrated but are considered to be of comparable quality by MacKay Shields LLC, the Fund's Subadvisor. Debt securities are debt obligations and similar instruments that represent a creditor relationship with an issuer or trust and generally provide for the payment of interest (fixed, floating, or otherwise variable) and the repayment of principal, whether at maturity or over time. Debt securities in which the Fund may invest include all types of debt obligations such as bonds, debentures, notes, bank debt, loan participations, commercial paper, floating rate loans, U.S. Government securities (including obligations, such as repurchase agreements, secured by such instruments), and convertible corporate bonds. The Fund will generally seek to maintain a weighted average duration of three years or less, although the Fund may invest in instruments of any duration or maturity. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

Securities that are rated below investment grade by an NRSRO (such securities rated lower than BBB- and Baa3) are commonly referred to as “high-yield securities” or "junk bonds." If NRSROs assign different ratings to the same security for purposes of determining the security's credit quality, the Fund will use the middle rating when three NRSROs rate the security. For securities where only two NRSROs rate the security, the Fund will use the higher rating. If only one rating is available for a security, the Fund will use that rating.

The Fund may invest up to 20% of its net assets in equity securities, including preferred shares. The Fund also may invest in securities of non-U.S. issuers. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer's "country of risk" (or similar designation) as determined by a third-party such as Bloomberg. The Fund may hold cash or invest in investment grade short-term instruments during times when the Subadvisor is unable to identify attractive high-yield securities.

The Fund may invest in derivatives, such as futures, options and swap agreements to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings.

In times of unusual or adverse market, economic or political conditions, the Fund may invest without limit in investment grade securities and may invest in U.S. government securities or other high quality money market instruments. Periods of unusual or adverse market, economic or political conditions may exist in some cases, for up to a year or longer. The yield on cash, investment grade debt or other high quality instruments tends to be lower than the yield on other investments normally purchased by the Fund. Although investing heavily in these investments may help to preserve the Fund's assets, it may not be consistent with the Fund's primary investment objective and may limit the Fund's ability to achieve a high level of income.

Investment Process: The Subadvisor seeks to identify investment opportunities through analyzing individual companies and evaluates each company's competitive position, financial condition, and business prospects. The Fund seeks to minimize interest rate risk through its emphasis on duration management and investments in securities with short and intermediate maturities. The Fund invests in companies in which the Subadvisor has judged that there is sufficient asset coverage—that is, the Subadvisor's subjective appraisal of a company's value compared to the value of its debt, with the intent of maximizing risk-adjusted income and returns.

The Subadvisor may sell a security if it believes the security will no longer contribute to meeting the investment objectives of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the price of the security and meaningful changes in the issuer's financial condition and competitiveness.